united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 81 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 10/31/17

Item 1. Reports to Stockholders.

LOOKING LONG-TERM

Semi-Annual Report | AdvisorOne Funds | October 31, 2017

CLS INVESTMENTS

Distributed by Northern Lights Distributors, LLC, Member FINRA

AdvisorOne Funds Semi-Annual Report

Table of Contents

Letter from the Portfolio Management Team	1

CLS Global Aggressive Equity Fund
Portfolio Summary	4
Performance Update	5

CLS Global Diversified Equity Fund
Portfolio Summary	6
Performance Update	7

CLS Growth and Income Fund
Portfolio Summary	8
Performance Update	9

CLS Flexible Income Fund
Portfolio Summary	10
Performance Update	11

CLS International Equity Fund
Portfolio Summary	12
Performance Update	13

CLS Shelter Fund
Portfolio Summary	14
Performance Update	15

Schedule of Investments
CLS Global Aggressive Equity Fund	16
CLS Global Diversified Equity Fund	18
CLS Growth and Income Fund	20
CLS Flexible Income Fund	22
CLS International Equity Fund	25
CLS Shelter Fund	26

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AdvisorOne Funds Semi-Annual Report

Table of Contents (Continued)

Statements of Assets and Liabilities	27

Statements of Operations	29

Statements of Changes in Net Assets
CLS Global Aggressive Equity Fund	31
CLS Global Diversified Equity Fund	31
CLS Growth and Income Fund	32
CLS Flexible Income Fund	32
CLS International Equity Fund	33
CLS Shelter Fund	33

Financial Highlights
CLS Global Aggressive Equity Fund	34
CLS Global Diversified Equity Fund	35
CLS Growth and Income Fund	36
CLS Flexible Income Fund	37
CLS International Equity Fund	38
CLS Shelter Fund	39

Notes to Financial Statements	40

Shareholder Expense Example	60

Supplemental Information	62

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AdvisorOne Funds Semi-Annual Report

Letter from the Portfolio Management Team

Dear Shareholders:

The last six months have been profitable for globally diversified portfolios. The U.S. stock market has continued to generate above-average returns, and international markets have been even stronger. Emerging market equities have led the way, and even bonds have generated slightly positive returns, while continuing to benefit portfolios through diversification.

Over the six-month period that ended October 31, 2017, the overall U.S. market, as defined by the Russell 3000 (an index composed of the 3,000 largest U.S. stocks), gained 8.92%. The S&P 500 (an index of 500 large-capitalization companies widely used as a benchmark for larger companies) gained 9.10%, and the Russell 2000 (an index composed of the 2,000 smallest companies on the Russell 3000 and used as a benchmark for smaller companies) gained more than 8%.

Overseas, the MSCI EAFE (an index of developed markets) was up 10.74%, while the MSCI Emerging Markets (an index for emerging markets) gained 16.14%.

The Bloomberg Barclays U.S. Aggregate Bond Index (a proxy for the U.S. investment-grade bond market) was up 1.58%.

We believe the current economic environment works well with our style of investing at CLS Investments. As the advisor for the AdvisorOne Funds, we strongly believe Risk-Budgeted, global, balanced portfolios help investors succeed over time. This simple approach may make sense for many investors, and since international markets still have lagged the U.S. (over the last 10 years, for instance, emerging markets have been mostly unchanged), we believe this style of investing should continue to outperform in the years ahead.

AdvisorOne Funds Semi-Annual Report

The CLS Approach

1)	Helping Investors Succeed

We believe Risk-Budgeted, global, balanced portfolios, along with clear and transparent communication, help investors achieve success. If portfolios behave as expected, investors are more likely to stay the course with their investment plans.

2)	Global

We believe diversification across domestic and international markets could provide smoother returns and ultimately higher risk-adjusted performance than domestic-only portfolios over time.

3)	Balanced

We believe multi-asset allocations — and managing the proper balance between assets depending on a portfolio’s mandate — work for investors. Smoother returns can translate into better investor experiences and results.

We also believe in the power of teamwork and discipline. All AdvisorOne Funds are team-managed using disciplined processes that are key to long-term success.

Investment Outlook

As active, multi-asset allocators, we build our various portfolios around the CLS Investment Themes. These themes are approved by the CLS Investment Committee and guide our approach to managing the AdvisorOne Funds.

Current CLS Investment Themes

•	Global Value

o	What It Means: We emphasize value stocks around the world — from emerging markets to financial stocks.

o	Impact On Year-To-Date Performance: The emerging markets tilt has provided a huge boost, but the relatively light exposure to FANG stocks (Facebook, Amazon, Netflix and Google) and the overweight to financials have not helped.

o	Outlook and Positioning: We are still in favor of this theme. Since we now have more attractive buying points (buying points were not as favorable earlier this year as value worked well to close 2016), look for increased exposure to value stocks in the months ahead.

AdvisorOne Funds Semi-Annual Report

•	Smart Beta

a.	What It Means: We are heavy users of smart beta ETFs in CLS portfolios. Smart beta ETFs emphasize equity factors, such as quality, value, momentum, and credit and duration in fixed income. We believe emphasizing smart beta ETFs can help enhance returns and manage risk better than traditional market-cap-weighted ETFs.

b.	Impact On Year-To-Date Performance: On balance, this theme has not worked given our weights in value-based smart beta ETFs. However, we have seen positive contributions from non-value smart beta ETFs this year.

c.	Outlook and Positioning: We are still in favor of smart beta. As with global value, we now have more attractive buying points, so look for increased exposure in the months ahead.

•	Creative Diversification

a.	What It Means: Low interest rates present a challenge when looking to diversify equity-dominated portfolios with fixed income. However, we overcame this by actively managing our fixed-income exposures, including the maturities, credit qualities, and sectors of our holdings. We also used alternatives, including commodities.

b.	Impact On Year-To-Date Performance: While we have seen positive contributions from our overall fixed-income positioning (particularly within our actively managed, fixed-income ETFs), our exposure to commodities has not helped.

c.	Outlook and Positioning: We are still in favor of this theme. We will continue our fixed income positioning, including the heavy use of actively managed, fixed-income ETFs, and we will likely increase our commodity positions in the near future.

Thank you for your trust and confidence in managing your funds.

Sincerely,

CLS Investments Portfolio Management Team

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

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AdvisorOne Funds Semi-Annual Report

CLS Global Aggressive Equity Fund - Portfolio Summary

Portfolio Commentary

CLS Global Aggressive Equity gained 10.29% over the six-month period ending October 31, 2017. The Fund has a Risk Budget of 110 (over time, it assumes 110% of the risk of a diversified stock portfolio consisting of 60% domestic equities and 40% international equities).

The Fund trailed its benchmark during this period. Strong performance from technology companies, specifically semiconductors, contributed positively to performance. Overseas positioning in Asia and parts of Europe were also positive for performance. Value-oriented allocations in energy and consumer sectors weighed on performance.

The largest portfolio tilts remain in technology, health care, and financials. Regionally, Europe and Asian countries (both emerging and developed) remain overweight positions.

Turnover for the Fund over the past six months was 16%.

*	Based on total net asset value as of October 31, 2017. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

*Percentages based on Net Assets

Top Ten Portfolio Holdings*
VanEck Vectors Morningstar Wide Moat ETF	5.26%
The Fund is a rules-based, equal weighted index intended to offer exposure to the 20 most attractively price companies with sustainable competitive advantages.
iShares PHLX Semiconductor ETF	4.72%
The Fund seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector.
First Trust NASDAQ Technology Dividend Index Fund	4.17%
The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ Technology Dividend Index.
iShares U.S. Financial Services ETF	4.15%
The Fund seeks to track the investment results of an index composed of U.S. equities in the financial sector.
iShares MSCI All Country Asia ex Japan ETF	3.83%
The Fund seeks to track the investment results of an index composed of Asian equities, excluding Japan.
First Trust Dorsey Wright International Focus 5 ETF	3.78%
The Fund seeks to provide targeted exposure to the five First Trust sector and industry based ETFs that Dorsey, Wright & Associates (DWA) believes offer the greatest potential to outperform the other ETFs in the selection universe and that satisfy trading volume and liquidity requirements.
WisdomTree Europe SmallCap Dividend Fund	3.76%
The Fund seeks to track the investment results of dividend-paying small-cap companies in the European equity market.
iShares Edge MSCI International Value Factor ETF	3.65%
The Fund seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with value characteristics and relatively lower valuations.
iShares U.S. Insurance ETF	3.45%
The Fund seeks to track the investment results of an index composed of U.S. equities in the insurance sector.
iShares Currency Hedged MSCI Japan ETF	3.37%
The Fund seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar.

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AdvisorOne Funds Semi-Annual Report

CLS Global Aggressive Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2017

						Since
			3 Year	5 Year	10 Year	Inception	Inception
	6 Months	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	10.29%	26.03%	9.40%	12.03%	N/A	10.79%	10/1/09
Russell 3000® Index	8.92%	23.98%	10.53%	15.12%	N/A	14.40%	10/1/09
MSCI ACWI	10.24%	23.20%	7.92%	10.80%	N/A	9.53%	10/1/09

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Aggressive Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS Global Aggressive Equity Fund per the most recent prospectus was 1.88%. CLS has contractually agreed to limit total operating expenses at least through August 31, 2018, so that Class N Share direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.25% of average daily net assets. The Fund’s performance over the periods shown above would have been lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

The MSCI ACWI Index represents the Modern Index Strategy and captures all sources of equity returns in 23 developed and 24 emerging markets.

The MSCI ACWI Index is being added to replace the Russell 3000® Index as the Fund’s primary broad-based index because the MSCI ACWI Index is a better benchmark for the Fund’s performance as it more representative of the global investment methodology of the Fund’s equity portfolio.

The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 110% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US).

AdvisorOne Funds Semi-Annual Report

CLS Global Diversified Equity Fund - Portfolio Summary

Portfolio Commentary

CLS Global Diversified Equity returned 10.03% for the six-month period ending October 31, 2017. The Fund has a Risk Budget of 100 (over time, it is expected to be approximately as risky as a diversified stock portfolio consisting of 60% domestic equities and 40% international equities).

The Fund performed in line with its benchmark during this time frame. Exposure to the domestic technology sector, the momentum factor, and emerging and developed Asia contributed positively to performance. Exposure to agriculture, domestic small-cap value, and emerging Europe detracted from performance during the period.

Regarding our equity positioning among sectors, the largest sector tilt remains technology and financials. Within regional positioning, the largest tilt remains Asia, both developed and emerging. Financials and developed Asian equities continue to look attractive on a number of relative valuation, momentum, and fundamental characteristics.

Turnover for the Fund over the last six months was 12%.

*	Based on total net asset value as of October 31, 2017. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

*Percentages based on Net Assets

Top Ten Portfolio Holdings*
SPDR S&P Emerging Markets Dividend ETF	8.72%
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P® Emerging Markets Dividend Opportunities Index.
SPDR Technology Select Sector Fund	8.67%
The Fund seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the Technology Select Sector Index.
JPMorgan Diversified Return International Equity ETF	8.05%
The Fund seeks to track the FTSE Developed ex North America Diversified Factor Index, which was developed in partnership between FTSE and JP MorganVanguard.
iShares Edge MSCI USA Quality Factor ETF	7.33%
The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
iShares Global Healthcare ETF	5.41%
The Fund seeks to track the investment results of an index composed of global equities in the healthcare sector.
Vanguard FTSE Europe ETF	5.38%
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
iShares Edge MSCI USA Momentum Factor ETF	4.62%
The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics, before fees and expenses.
iShares MSCI EAFE Value ETF	4.43%
The Fund seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics.
SPDR S&P Emerging Asia Pacific ETF	4.26%
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P® Asia Pacific Emerging BMI Index.
Vanguard Dividend Appreciation ETF	4.20%
The Fund seeks to track the performance of the NASDAQ US Dividend Achievers Select Index.

3240-CLS-11/20/2017
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AdvisorOne Funds Semi-Annual Report

CLS Global Diversified Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2017

			3 Year	5 Year	10 Year
	6 Months	1 Year	(Annualized)	(Annualized)	(Annualized)
Class N Shares[1]	10.03%	21.81%	6.56%	10.14%	3.95%
Russell 3000® Index	8.92%	23.98%	10.53%	15.12%	7.61%
MSCI ACWI	10.24%	23.20%	7.92%	10.80%	3.70%

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Diversified Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS Global Diversified Equity Fund per the most recent prospectus was 1.52%. CLS has contractually agreed to limit total operating expenses at least through August 31, 2018, so that Class N Share direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.25% of average daily net assets. The Fund’s performance would be lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

The MSCI ACWI Index represents the Modern Index Strategy and captures all sources of equity returns in 23 developed and 24 emerging markets.

The MSCI ACWI Index is being added to replace the Russell 3000® Index as the Fund’s primary broad-based index because the MSCI ACWI Index is a better benchmark for the Fund’s performance as it more representative of the global investment methodology of the Fund’s equity portfolio.

The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The blended benchmark consists of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US).

AdvisorOne Funds Semi-Annual Report

CLS Growth and Income Fund - Portfolio Summary

Portfolio Commentary

CLS Growth and Income returned 5.49% for the six-month period ending October 31, 2017. The Fund has a Risk Budget of 55 (over time, it is approximately 55% as risky as a diversified stock portfolio consisting of 60% domestic equities and 40% international equities).

The Fund underperformed its benchmark during this time frame. Exposure to the domestic technology sector, global solar power, and emerging and developed Asia contributed to performance, while exposure to inflation protection, uranium, and domestic value-oriented companies detracted. The Fund’s interest-rate sensitivity was lower than the overall bond market.

The largest sector tilts are financials and technology. Within regional positioning, the largest tilt remains Asia, both developed and emerging, and Australia. Financials and developed Asian equities continue to look attractive on a number of relative valuation, momentum, and fundamental characteristics.

Turnover for the Fund over the last six months was 4%.

*	Based on total net asset value as of October 31, 2017. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

*Percentages based on Net Assets

Top Ten Portfolio Holdings*
iShares TIPS Bond ETF	9.61%
The Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the U.S. Treasury market as defined by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).
PIMCO Active Bond ETF	7.54%
The Fund is a diversified portfolio of high quality bonds that are actively managed in an effort to maximize return in a risk-controlled framework.
SPDR Doubleline Total Return Tactical ETF	6.20%
The Fund seeks to maximize total return.
iShares Edge MSCI USA Value Factor ETF	5.98%
The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, before fees and expenses.
PIMCO Enhanced Short Maturity Active ETF	5.65%
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Fidelity Total Bond ETF	5.09%
The Fund seeks to provide a high level of current income. The fund normally invests at least 80% of its assets in debt securities of all types and repurchase agreements for those securities.
iShares Edge MSCI USA Momentum Factor ETF	3.73%
The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics, before fees and expenses.
PowerShares FTSE RAFI Emerging Markets Portfolio	3.45%
The Fund is designed to track the performance of the largest Emerging Market equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends.
iShares Edge MSCI USA Quality Factor ETF	3.24%
The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
iShares MSCI EAFE Value ETF	3.12%
The Fund seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics.

3240-CLS-11/20/2017
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AdvisorOne Funds Semi-Annual Report

CLS Growth and Income Fund - Performance Update

Annualized Total Returns as of October 31, 2017

			3 Year	5 Year	10 Year
	6 Months	1 Year	(Annualized)	(Annualized)	(Annualized)
Class N Shares[1]	5.49%	10.44%	4.21%	5.47%	2.95%
Russell 3000® Index	8.92%	23.98%	10.53%	15.12%	7.61%
MSCI ACWI	10.24%	23.20%	7.92%	10.80%	3.70%

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Growth and Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS Growth and Income Fund per the most recent prospectus was 1.60%. CLS has contractually agreed to limit total operating expenses at least through August 31, 2018, so that Class N Share direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.25% of average daily net assets. The Fund’s performance as shown above would have been lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

The MSCI ACWI Index represents the Modern Index Strategy and captures all sources of equity returns in 23 developed and 24 emerging markets.

The MSCI ACWI Index is being added to replace the Russell 3000® Index as the Fund’s primary broad-based index because the MSCI ACWI Index is a better benchmark for the Fund’s performance as it more representative of the global investment methodology of the Fund’s equity portfolio.

The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 55% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 45% of the 1-3 Month Treasury Bill Index. The weightings against this benchmark are consistent with the risk level of the Fund and these indexes are utilized to reflect the Fund’s broad exposure to the global equity market.

AdvisorOne Funds Semi-Annual Report

CLS Flexible Income Fund - Portfolio Summary

Portfolio Commentary

CLS Flexible Income returned 1.58% for the six-month period ending October 31, 2017. The Fund has a Risk Budget of 20 (over time, it is approximately 20% as risky as a diversified stock portfolio consisting of 60% domestic equities and 40% international equities).

The Fund underperformed its benchmark during the time frame, with high-yield bonds, emerging market bonds, and global equities helping performance. Treasury bonds and commodities detracted from performance during the period.

The Fund has increased exposure to high-quality bonds, short-duration bonds, and value-oriented equities and reduced exposure to international bonds, high-yield bonds, and senior, secured bank loans. In terms of sector positioning, the largest overweight remains to corporate bonds. The Fund also has notable overweights to municipal bonds, mortgage-backed bonds, and international bonds. The Fund is underweight to Treasury bonds. We expect short-term interest rates to continue to grind higher, and there are signs inflation is on the rise. This expectation has led to a modestly below-benchmark duration position for the Fund.

Turnover for the Fund over the last six months was 11%.

*	Based on total net asset value as of October 31, 2017. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

*Percentages based on Net Assets

Top Ten Portfolio Holdings*
PIMCO Enhanced Short Maturity Active ETF	8.05%
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
SPDR Doubleline Total Return Tactical ETF	6.78%
The Fund seeks to maximize total return.
iShares Core U.S. Aggregate Bond ETF	4.63%
The Fund seeks to track the investment results of an index composed of the total U.S. investment-grade bond market.
iShares 1-3 Year Treasury Bond ETF	4.51%
The Fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years.
iShares TIPS Bond ETF	4.38%
The Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the U.S. Treasury market as defined by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).
Vanguard Total Bond Market ETF	4.11%
The Fund seeks to track the performance of a broad, market-weighted bond index.
Vanguard Intermediate-Term Corporate Bond ETF	3.52%
The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.
iShares Intermediate Credit Bond ETF	3.44%
The Fund seeks to track the investment results of an index composed of U.S. dollar- denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years.
PowerShares Senior Loan Portfolio	3.37%
The Fund seeks investment results that generally correspond to the price and yield of S&P/LSTA U.S. Leverages Loan 100 Index.
iShares 3-7 Year Treasury Bond ETF	3.21%
The Fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years.

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AdvisorOne Funds Semi-Annual Report

CLS Flexible Income Fund - Performance Update

Annualized Total Returns as of October 31, 2017

						Since
			3 Year	5 Year	10 Year	Inception	Inception
	6 Months	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	1.58%	2.84%	2.18%	1.87%	N/A	3.13%	10/1/09
Bloomberg Barclays US Aggregate Bond Index	1.58%	0.90%	2.40%	2.04%	N/A	3.51%	10/1/09

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Flexible Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS Flexible Income Fund per the most recent prospectus was 1.31%. CLS has contractually agreed to limit total operating expenses at least through August 31, 2018, so that Class N Share direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 0.90% of average daily net assets. The Fund’s performance as shown above would have been lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Bloomberg Barclays US Aggregate Bond Index is a market-capitalization-weighted index that covers the USD-denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Prior to August 24, 2016, the index was known as Barclays Aggregate Bond Index.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 20% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 80% of the 1-3 Month Treasury Bill Index.

AdvisorOne Funds Semi-Annual Report

CLS International Equity Fund - Portfolio Summary

Portfolio Commentary

CLS International Equity generated a return of 10.67% for the six-month period ending October 31, 2017. The Fund consists primarily of international equities and is not Risk-Budgeted; however, it is managed with risk considerations and a focus on delivering higher incremental income relative to its benchmark. The portfolio management methodology is quantitatively driven through the use of fundamental risk factors.

The Fund trailed its benchmark during this time frame. Allocations to the value factor and individual country allocations within Latin America and Europe hurt performance. Individual country allocations within Asia and the momentum factor exposures helped performance.

At the end of October, the Fund continued to be overweight to emerging markets, particularly within Asia and Latin America. The Fund was notably underweight to Japan and the United Kingdom. The factor allocations are positioned toward value and momentum.

Turnover for the Fund over the last six months was 51%.

*	Based on total net asset value as of October 31, 2017. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

*Percentages based on Net Assets

Top Ten Portfolio Holdings*
iShares MSCI EAFE Value ETF	12.24%
The Fund seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics.
PowerShares DWA Emerging Markets Momentum Portfolio	12.08%
The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dorsey Wright® Emerging Markets Technical Leaders Index.
iShares Edge MSCI International Momentum Factor ETF	8.70%
The Fund seeks to track the performance of an index that measures the performance of large- and mid-capitalization developed international stocks exhibiting relatively higher momentum characteristics, before fees and expenses.
Schwab Fundamental Emerging Markets
Large Company Index ETF	5.18%
The Fund seeks to track as closely as possible, before fees and expenses, the total return of the Russell RAFI Emerging Markets Large Company Index.
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	4.42%
The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the FTSE RAFI Developed ex- U.S. 1000 Index.
iShares MSCI Taiwan Capped ETF	4.21%
The Fund seeks to track the investment results of an index composed of Taiwanese equities.
iShares MSCI Singapore Capped ETF	4.18%
The Fund seeks to track the investment results of an index composed of Singaporean equities.
iShares MSCI Spain Capped ETF	4.06%
The Fund seeks to track the investment results of an index composed of Spanish equities.
iShares MSCI Israel Capped ETF	3.54%
The Fund seeks to track the investment results of a broad-based index composed of Israeli equities.
iShares MSCI Italy Capped ETF	3.50%
The Fund seeks to track the investment results of an index composed of Italian equities.

3240-CLS-11/20/2017
9557-NLD-11/28/2017

AdvisorOne Funds Semi-Annual Report

CLS International Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2017

			3 Year	5 Year	10 Year
	6 Months	1 Year	(Annualized)	(Annualized)	(Annualized)
Class N Shares[1]	10.67%	19.77%	5.80%	7.36%	3.48%
MSCI ACWI (ex-US)	12.02%	23.64%	5.71%	7.29%	0.92%

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS International Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS International Equity Fund per the most recent prospectus was 2.53%. CLS has contractually agreed to limit total operating expenses at least through August 31, 2018, so that Class N Share direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.25% of average daily net assets. The Fund’s performance as shown above would have been lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

AdvisorOne Funds Semi-Annual Report

CLS Shelter Fund - Portfolio Summary

Portfolio Commentary

CLS Shelter returned 8.85% for the six-month period ending October 31, 2017. The Fund has a blended benchmark consisting of 75% global equities and 25% Treasury bills. The global equity portion of the benchmark is represented by a blend of 80% domestic equities (Russell 3000 Index) and 20% international equities (MSCI ACWI ex-U.S. index). Treasury bills are represented by the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index.

During this time frame, upward-trending markets kept the Fund invested mostly in a diversified portfolio of stocks with the exception of the first 17 days of the period. The protected portion of the allocation peaked at 5% only for a short period of time, and the Fund was fully invested in diversified equities for the rest of the period.

The Fund began the period with 5% invested in reduced volatility stocks and 95% in diversified stocks. It stayed at that level only until May 17, at which point the Fund reallocated fully back into diversified stocks. Markets rallied from that point, and the Fund stayed fully invested in diversified stocks for the remainder of the period. It should be noted the Fund had three step-ups in protection, locking in gains.

Performance for the period was driven primarily by the Fund’s higher allocation to equities relative to its benchmark. International equities, particularly emerging markets, were the most beneficial to the portfolio, while value and mid-cap exposure detracted from performance during the period.

Turnover for the Fund over the last six months was 14% as volatility has been low. The Fund rebalanced as necessary to accommodate cash flows throughout the period.

*	Based on total net asset value as of October 31, 2017. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Portfolio Composition*

*Percentages based on Net Assets

Top Portfolio Holdings*
iShares Edge MSCI USA Quality Factor ETF	19.29%
The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
Guggenheim S&P 500 Equal Weight ETF	17.31%
The Fund seeks to replicate as closely as possible the performance of the S&P 500 Equal Weight Index, before fees and expenses, on a daily basis.
iShares Edge MSCI USA Value Factor ETF	14.41%
The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, before fees and expenses.
iShares Core MSCI Emerging Markets ETF	9.77%
The Fund seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities.
iShares Core MSCI EAFE ETF	9.75%
The Fund seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada.
iShares MSCI EAFE Value ETF	9.69%
The Fund seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics.
Guggenheim S&P 500 Pure Value ETF	9.59%
The Fund seeks to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Pure Value Index.
iShares MSCI ACWI ETF	4.84%
The Fund seeks to track the investment results of an index composed of large and mid-capitalization developed and emerging market equities.

3240-CLS-11/20/2017
9557-NLD-11/28/2017

AdvisorOne Funds Semi-Annual Report

CLS Shelter Fund - Performance Update

Annualized Total Returns as of October 31, 2017

						Since
			3 Year	5 Year	10 Year	Inception	Inception
	6 Months	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	8.85%	21.04%	7.94%	11.24%	N/A	6.50%	12/30/09
Russell 3000® Index	8.92%	23.98%	10.53%	15.12%	N/A	13.50%	12/30/09
MSCI ACWI	10.24%	23.20%	7.92%	10.80%	N/A	8.92%	12/30/09

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Shelter Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS Shelter Fund per the most recent prospectus was 1.44%. CLS has contractually agreed to limit total operating expenses at least through August 31, 2018, so that Class N Share direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.25% of average daily net assets. The Fund’s performance shown above would have been lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

The MSCI ACWI Index represents the Modern Index Strategy and captures all sources of equity returns in 23 developed and 24 emerging markets.

The MSCI ACWI Index is being added to replace the Russell 3000® Index as the Fund’s primary broad-based index because the MSCI ACWI Index is a better benchmark for the Fund’s performance as it more representative of the global investment methodology of the Fund’s equity portfolio.

The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Performance of the risk based benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk based benchmark consists of (i) 75% of a blended benchmark consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US), and (ii) 25% of the 1-3 Month Treasury Bill Index.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited)
October 31, 2017

	Shares	Fair Value ($)
Equity Funds - 99.07%
Alternative - 2.48%
JPMorgan Diversified Alternatives ETF	160,000	$4,182,400

Commodity Funds - 0.47%
Teucrium Sugar Fund * +	22,000	214,500
Teucrium Wheat Fund * +	45,000	279,000
United States Natural Gas Fund LP * +	50,000	299,000
		792,500
Developed International - 26.83%
First Trust Dorsey Wright International Focus 5 ETF +	363,000	7,869,840
iShares Currency Hedged MSCI Japan ETF +	214,000	7,019,200
iShares Edge MSCI International Value Factor ETF ^ +	293,000	7,597,490
iShares MSCI Australia ETF	164,500	3,734,150
iShares MSCI Austria Capped ETF +	142,000	3,386,700
iShares MSCI Europe Financials ETF	200,000	4,630,000
WisdomTree Europe SmallCap Dividend Fund +	113,000	7,832,030
X-trackers MSCI Europe Hedged Equity ETF	111,000	3,213,450
		45,282,860
Emerging Markets - 10.40%
Hartford Multifactor Emerging Markets ETF ^ +	138,000	3,416,880
iShares MSCI All Country Asia ex Japan ETF +	106,000	7,982,860
iShares MSCI India ETF	63,304	2,231,150
SPDR S&P Emerging Asia Pacific ETF +	38,000	3,917,800
		17,548,690
Global - 2.19%
Cambria Global Value ETF +	147,100	3,696,623

Large Cap Core - 12.36%
First Trust NASDAQ Technology Dividend Index Fund +	253,000	8,682,960
VanEck Vectors Morningstar Wide Moat ETF +	271,000	10,967,370
VanEck Vectors Pharmaceutical ETF +	22,000	1,214,400
		20,864,730
Large Cap Growth - 10.53%
Fidelity Momentum Factor ETF ^ +	153,000	4,666,148
iShares PHLX Semiconductor ETF +	57,000	9,845,040
VanEck Vectors Retail ETF ^ +	40,000	3,263,200
		17,774,388
Large Cap Value - 10.88%
Fidelity Value Factor ETF ^ +	148,000	4,591,108
iShares U.S. Financial Services ETF +	70,000	8,651,300
John Hancock Multifactor Consumer Staples ETF ^ +	200,000	5,130,000
		18,372,408
Small/Mid Cap Core - 2.40%
Guggenheim S&P Spin-Off ETF +	79,000	4,046,380

16	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited) (Continued)
October 31, 2017

	Shares	Fair Value ($)
Small/Mid Cap Growth - 9.96%
First Trust US Equity Opportunities ETF +	63,000	$4,149,810
iShares Nasdaq Biotechnology ETF +	12,500	3,927,250
iShares U.S. Medical Devices ETF +	39,500	6,814,540
SPDR S&P Biotech ETF +	23,000	1,923,720
		16,815,320
Small/Mid Cap Value - 10.57%
First Trust Energy AlphaDEX Fund +	350,000	4,966,500
Guggenheim Solar ETF	22,000	527,560
Guggenheim MSCI Global Timber +	102,000	3,188,520
iShares U.S. Insurance ETF +	109,500	7,198,530
US Global Jets ETF +	67,000	1,970,470
		17,851,580

Total Equity Funds (cost $131,037,547)		167,227,879

Money Market Funds - 0.26%
Short-Term Cash - 0.26%
Federated Prime Cash Obligations Fund Institutional Class, 0.91% **	435,050	435,050
Total Money Market Funds (cost $435,050)		435,050

Collateral for Securities Loaned - 22.52%
Milestone Treasury Obligations Fund Institutional Class, 0.86% ** ^	38,000,000	38,000,000
U.S. Treasury Bill, 4/26/2018 - 9/13/2018	1,588	1,571
U.S. Treasury Notes, 0.750% 7/31/2018	16,013	15,966
Total Collateral for Securities Loaned (cost $38,017,537)		38,017,537

Total Investments (cost $169,490,134) - 121.85%		$205,680,466
Liabilities Less Other Assets - Net - (21.85)%		(36,881,408)
NET ASSETS - 100.00%		$168,799,058

+	All or a portion of this security is on loan. Total loaned securities had a value of $32,770,056 at October 31, 2017.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2017.

^	Affiliated issuer.

ETF - Exchange Traded Fund

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

PHLX - Philadelphia Stock Exchange

SPDR - Standard & Poors’ Depositary Receipts

17	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited)
October 31, 2017

	Shares	Fair Value ($)
Equity Funds - 99.53%
Commodity Funds - 3.97%
PowerShares DB Agriculture Fund * +	380,000	$7,387,200
PowerShares DB Commodity Index Tracking Fund *	674,000	10,790,740
		18,177,940
Developed International - 27.96%
First Trust Europe AlphaDEX Fund +	105,000	4,017,300
iShares MSCI EAFE Value ETF	385,952	21,223,501
iShares MSCI Europe Financials ETF +	365,000	8,449,750
iShares MSCI Italy Capped ETF +	186,000	5,758,560
iShares MSCI Spain Capped ETF +	147,000	4,974,480
JPMorgan Diversified Return International Equity ETF +	650,000	38,577,500
Vanguard FTSE Europe ETF	440,000	25,784,000
Vanguard FTSE Pacific ETF +	269,000	19,139,350
		127,924,441
Emerging Markets - 21.92%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF +	514,000	17,784,400
iShares MSCI Russia Capped ETF	147,500	4,880,775
Schwab Fundamental Emerging Markets Large Company Index ETF +	524,700	15,436,674
SPDR S&P Emerging Asia Pacific ETF	198,000	20,413,800
SPDR S&P Emerging Markets Dividend ETF ^	1,375,000	41,786,250
		100,301,899
Global - 5.82%
Cambria Global Value ETF	28,000	703,640
iShares Global Healthcare ETF +	234,000	25,941,240
		26,644,880
Large Cap Core - 15.88%
Davis Select Financial ETF * + ^	525,000	12,232,500
iShares Edge MSCI USA Momentum Factor ETF +	220,521	22,162,360
SPDR SSGA Gender Diversity Index ETF + ^	257,000	18,100,510
Vanguard Dividend Appreciation ETF +	208,016	20,131,788
		72,627,158
Large Cap Growth - 18.78%
Fidelity MSCI Information Technology Index ETF +	71,000	3,520,890
iShares Edge MSCI USA Quality Factor ETF +	442,557	35,134,600
SPDR Technology Select Sector Fund	660,000	41,547,000
Vanguard Information Technology ETF	35,000	5,713,050
		85,915,540
Large Cap Value - 3.35%
iShares Edge MSCI USA Value Factor ETF	100,000	7,934,000
SPDR S&P Global Natural Resources ETF	157,500	7,394,625
		15,328,625
Small/Mid Cap Core - 0.15%
Royce Value Trust, Inc.	41,612	664,128

Small/Mid Cap Value - 1.70%
First Trust Financial AlphaDEX Fund +	256,000	7,772,160

Total Equity Funds (cost $353,521,114)		455,356,771
18	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited) (Continued)
October 31, 2017

	Shares	Fair Value ($)
Money Market Funds - 0.46%
Short-Term Cash - 0.46%
Federated Prime Cash Obligations Fund Institutional Class, 0.91% **	2,093,678	$2,093,678
Total Money Market Funds (cost $2,093,678)		2,093,678

Collateral for Securities Loaned - 4.58%
Dreyfus Government Cash Management Institutional Class, 0.93% **	3,473,531	3,473,531
Milestone Treasury Obligations Fund Institutional Class, 0.86% ** ^	17,500,000	17,500,000
Total Collateral for Securities Loaned (cost $20,973,531)		20,973,531

Total Investments (cost $376,588,323) - 104.57%		$478,423,980
Liabilities Less Other Assets - Net - (4.57)%		(20,913,570)
NET ASSETS - 100.00%		$457,510,410

+	All or a portion of this security is on loan. Total loaned securities had a value of $20,518,404 at October 31, 2017.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2017.

^	Affiliated issuer.

DB - Deutsche Bank

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poors’ Depositary Receipts

SSGA - State Street Global Advisors

19	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited)
October 31, 2017

	Shares	Fair Value ($)
Bond Funds - 45.80%
High Yield Bonds - 2.20%
SPDR Blackstone / GSO Senior Loan ETF +	154,816	$7,358,404
VanEck Vectors High-Yield Municipal Index ETF	87,772	2,738,486
		10,096,890
Intermediate/Long-Term Bonds - 33.44%
Fidelity Total Bond ETF + ^	489,963	24,654,938
First Trust TCW Opportunistic Fixed Income ETF + ^	75,000	3,801,000
iShares 3-7 Year Treasury Bond ETF +	95,000	11,696,400
iShares TIPS Bond ETF +	409,400	46,589,720
PIMCO Active Bond ETF +	343,114	36,538,210
SPDR Doubleline Total Return Tactical ETF	611,922	30,027,013
		153,307,281
International Bond - 3.01%
PowerShares Emerging Markets Sovereign Debt Portfolio	433,958	12,853,836
Templeton Global Income Fund	146,395	969,135
		13,822,971
Preferred Security - 1.18%
iShares US Preferred Stock ETF +	140,000	5,388,600

Short-Term Bonds - 5.97%
PIMCO Enhanced Short Maturity Active ETF +	268,702	27,367,299

Total Bond Funds (cost $208,630,810)		209,983,041

Equity Funds - 51.85%
Alternative - 1.14%
JPMorgan Diversified Alternatives ETF	200,000	5,228,000

Balanced - 0.26%
PowerShares CEF Income Composite Portfolio	50,000	1,199,000

Commodity Funds - 3.57%
PowerShares DB Agriculture Fund *	112,500	2,187,000
PowerShares DB Commodity Index Tracking Fund * +	885,000	14,168,850
		16,355,850
Developed International - 13.42%
iShares Edge MSCI Min Vol EAFE ETF +	110,973	7,965,642
iShares MSCI EAFE Value ETF	275,000	15,122,250
iShares MSCI Europe Financials ETF +	259,000	5,995,850
iShares MSCI Japan ETF +	131,250	7,697,812
iShares MSCI Pacific ex Japan ETF	248,000	11,581,600
Vanguard FTSE Europe ETF	225,000	13,185,000
		61,548,154
Emerging Markets - 7.69%
iShares Core MSCI Emerging Markets ETF +	175,200	9,772,656
iShares MSCI Mexico Capped ETF +	21,000	1,056,930
iShares MSCI Russia Capped ETF	75,000	2,481,750
Morgan Stanley China A Share Fund, Inc. +	172,308	4,197,423
PowerShares FTSE RAFI Emerging Markets Portfolio +	772,800	16,700,208
SPDR S&P Emerging Asia Pacific ETF	10,000	1,031,000
		35,239,967
20	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited) (Continued)
October 31, 2017

	Shares	Fair Value ($)
Global - 5.51%
FlexShares Global Upstream Natural Resources Index Fund +	470,000	$14,880,200
Global X Uranium ETF +	150,084	1,792,003
iShares Global Healthcare ETF	77,500	8,591,650
		25,263,853
Large Cap Core - 3.94%
iShares Edge MSCI USA Momentum Factor ETF +	180,000	18,090,000

Large Cap Growth - 6.68%
iShares Edge MSCI USA Quality Factor ETF +	197,613	15,688,496
SPDR Technology Select Sector Fund	149,000	9,379,550
Vanguard Information Technology ETF	34,000	5,549,820
		30,617,866
Large Cap Value - 8.47%
iShares Edge MSCI USA Value Factor ETF	365,000	28,959,100
SPDR Financial Select Sector Fund	370,607	9,858,146
		38,817,246
Small/Mid Cap Value - 1.17%
Guggenheim Solar ETF +	224,093	5,373,750

Total Equity Funds (cost $193,864,947)		237,733,686

Money Market Funds - 2.41%
Short-Term Cash - 2.41%
Federated Prime Cash Obligations Fund Institutional Class, 0.91% **	11,059,500	11,059,500
Total Money Market Funds (cost $11,059,500)		11,059,500

Collateral for Securities Loaned - 5.53%
Dreyfus Government Cash Management Institutional Class, 0.93% **	2,374,901	2,374,901
Milestone Treasury Obligations Fund Institutional Class, 0.86% ** ^	17,900,000	17,900,000
U.S. TIP Notes/Bonds, 0.125% - 2.375%, 4/15/2018 - 2/15/2045	1,267,705	1,398,925
U.S. Treasury Bill, 8/10/2017	24,792	24,716
U.S. Treasury Notes/Bonds, 1.000% - 6.250%, 9/15/2018 - 5/15/2046	3,630,813	3,679,921
Total Collateral for Securities Loaned (cost $25,378,463)		25,378,463

Total Investments (cost $438,933,720) - 105.59%		$484,154,690
Liabilities Less Other Assets - Net - (5.59)%		(25,646,697)
NET ASSETS - 100.00%		$458,507,993

+	All or a portion of this security is on loan. Total loaned securities had a value of $24,785,313 at October 31, 2017.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2017.

^	Affiliated issuer.

CEF - Closed End Fund

DB - Deutsche Bank

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

RAFI - Research Affiliates

SPDR - Standard & Poors’ Depositary Receipts

TIPS - Treasury Inflation-Protected Securities

21	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited)
October 31, 2017

	Shares	Fair Value ($)
Bond Funds - 85.17%
High Yield Bonds - 15.72%
BlackRock Corporate High Yield Fund, Inc. +	78,416	$876,691
iShares iBoxx $ High Yield Corporate Bond ETF +	88,080	7,792,438
PIMCO 0-5 Year High Yield Corporate Bond Index ETF +	56,295	5,710,002
PowerShares Senior Loan Portfolio	398,550	9,214,476
SPDR Blackstone / GSO Senior Loan ETF	82,500	3,921,225
SPDR Bloomberg Barclays Short Term High Yield Bond ETF +	216,775	6,052,358
VanEck Vectors High-Yield Municipal Index ETF +	80,755	2,519,556
		36,086,746
Intermediate/Long-Term Bonds - 45.41%
iShares 3-7 Year Treasury Bond ETF	71,200	8,766,144
iShares 20+ Year Treasury Bond ETF +	37,500	4,667,250
iShares Core U.S. Aggregate Bond ETF	115,626	12,657,578
iShares Intermediate Credit Bond ETF +	85,380	9,384,970
iShares National Muni Bond ETF +	31,275	3,464,019
iShares TIPS Bond ETF	105,048	11,954,462
iShares US Credit Bond ETF +	33,450	3,746,065
NuShares Enhanced Yield US Aggregate Bond ETF +	66,400	1,635,432
PIMCO Active Bond ETF	59,909	6,379,709
SPDR Doubleline Total Return Tactical ETF	377,519	18,524,857
Vanguard Intermediate-Term Corporate Bond ETF +	109,483	9,629,030
Vanguard Mortgage-Backed Securities ETF +	41,000	2,161,930
Vanguard Total Bond Market ETF	137,385	11,233,972
		104,205,418
International Bond - 5.41%
iShares JP Morgan EM Local Currency Bond ETF * +	27,400	1,284,786
iShares JP Morgan USD Emerging Markets Bond ETF +	40,350	4,690,687
PowerShares Emerging Markets Sovereign Debt Portfolio	217,561	6,444,157
		12,419,630
Preferred Security - 2.03%
iShares US Preferred Stock ETF	86,775	3,339,970
PowerShares Preferred Portfolio +	88,700	1,326,952
		4,666,922
Short-Term Bonds - 16.60%
iShares 1-3 Year Treasury Bond ETF	146,115	12,317,494
Janus Henderson Short Duration Income ETF +	75,000	3,779,250
PIMCO Enhanced Short Maturity Active ETF +	215,922	21,991,656
		38,088,400

Total Bond Funds (cost $195,318,552)		195,467,116

Equity Funds - 8.30%
Commodity Funds - 0.63%
United States Commodity Index Fund *	35,500	1,454,790

Developed International - 0.76%
iShares MSCI EAFE ETF	12,500	870,375
iShares MSCI EAFE Value ETF	16,000	879,840
		1,750,215
22	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
October 31, 2017

	Shares	Fair Value ($)
Emerging Markets - 1.11%
Vanguard FTSE Emerging Markets ETF	57,000	$2,543,910

Large Cap Core - 1.94%
iShares Core S&P 500 ETF +	17,160	4,441,180

Large Cap Growth - 0.24%
Vanguard Growth ETF +	4,000	546,360

Large Cap Value - 2.65%
Fidelity MSCI Financials Index ETF +	62,000	2,417,380
SPDR Financial Select Sector Fund	19,200	510,720
Vanguard High Dividend Yield ETF	17,000	1,402,160
Vanguard Value ETF +	17,105	1,738,723
		6,068,983
Small/Mid Cap Core - 0.50%
Royce Value Trust, Inc. +	72,035	1,149,679

Small/Mid Cap Value - 0.47%
Alerian MLP ETF +	99,500	1,066,640

Total Equity Funds (cost $16,686,714)		19,021,757

	Principal ($)	Fair Value ($)
U.S. Government and Agency Obligations - 3.84%
Fannie Mae Pool, 3.50%, due 12/1/2030	$196,056	203,088
Fannie Mae Pool, 3.50%, due 7/1/2032	425,069	443,146
Fannie Mae Pool, 4.00%, due 2/1/2040	229,281	242,116
Fannie Mae Pool, 4.00%, due 10/1/2040	187,510	197,778
Fannie Mae Pool, 4.00%, due 6/1/2041	363,598	383,387
Fannie Mae Pool, 4.00%, due 9/1/2041	406,528	428,557
Fannie Mae Pool, 4.00%, due 12/1/2041	253,523	267,321
Fannie Mae Pool, 5.00%, due 11/1/2039	225,446	248,632
Fannie Mae Pool, 5.00%, due 2/1/2040	319,891	347,901
Fannie Mae Pool, 5.50%, due 12/1/2039	143,727	160,109
Fannie Mae Pool, 5.50%, due 4/1/2040	177,967	197,443
Fannie Mae Pool, 6.00%, due 12/1/2035	222,242	253,231
Fannie Mae Pool, 6.00%, due 12/1/2038	70,805	79,462
Federal Home Loan Mortgage Corp., 2.00%, due 3/12/2020	1,000,000	1,004,745
Federal National Mortgage Association, 2.00%, due 8/28/2020	1,000,000	1,005,952
Freddie Mac Gold Pool, 4.50%, due 2/1/2041	239,676	257,044
Freddie Mac Gold Pool, 5.50%, due 6/1/2034	171,181	190,952
Freddie Mac Gold Pool, 6.00%, due 5/1/2037	66,617	75,512
Freddie Mac Gold Pool, 6.50%, due 4/1/2039	85,308	94,672
Government National Mortgage Association, 3.50%, due 7/16/2039	82,203	83,932
Government National Mortgage Association, 4.00%, due 2/20/2039	142,231	146,501
United States Treasury Note/Bond, 4.25%, due 11/15/2017	2,500,000	2,503,032

Total U.S. Government and Agency Obligations (cost $8,687,061)		8,814,513
23	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
October 31, 2017

	Shares	Fair Value ($)
Money Market Funds - 2.71%
Short-Term Cash - 2.71%
Federated Prime Cash Obligations Fund Institutional Class, 0.91% **	6,226,777	$6,226,777
Total Money Market Funds (cost $6,226,777)		6,226,777

Collateral for Securities Loaned - 18.92%
Dreyfus Government Cash Management Institutional Class, 0.93% **	9,446,528	9,446,528
Milestone Treasury Obligations Fund Institutional Class, 0.86% ** ^	29,500,000	29,500,000
U.S. TIP Notes/Bonds, 0.125% - 2.375%, 4/15/2018 - 2/15/2045	1,113,482	1,228,737
U.S. Treasury Bill, 2/8/2018	21,776	21,709
U.S. Treasury Notes/Bonds, 1.000% - 6.250%, 6/15/2018 - 5/15/2046	3,189,104	3,232,234
Total Collateral for Securities Loaned (cost $43,429,208)		43,429,208

Total Investments (cost $270,348,312) - 118.94%		$272,959,371
Liabilities Less Other Assets - Net - (18.94)%		(43,456,856)
NET ASSETS - 100.00%		$229,502,515

+	All or a portion of this security is on loan. Total loaned securities had a value of $42,480,045 at October 31, 2017.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2017.

^	Affiliated issuer.

EAFE - Europe, Australasia, Far East

EM - Emerging Markets

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poors’ Depositary Receipts

TIPS - Treasury Inflation-Protected Security

24	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS International Equity Fund (Unaudited)
October 31, 2017

	Shares	Fair Value ($)
Equity Funds - 99.65%
Developed International - 62.70%
iShares Edge MSCI International Momentum Factor + ^	177,900	$5,473,983
iShares MSCI Australia ETF	43,700	991,990
iShares MSCI Canada ETF	22,000	633,380
iShares MSCI Denmark Capped ETF +	23,000	1,573,660
iShares MSCI EAFE Value ETF	140,000	7,698,600
iShares MSCI France ETF	26,700	838,113
iShares MSCI Israel Capped ETF +	45,000	2,225,700
iShares MSCI Italy Capped ETF	71,100	2,201,256
iShares MSCI Singapore Capped ETF +	103,000	2,629,590
iShares MSCI Spain Capped ETF +	75,500	2,554,920
iShares MSCI Sweden Capped ETF	16,500	587,070
iShares MSCI Switzerland Capped ETF +	20,500	707,865
iShares MSCI United Kingdom ETF +	24,500	858,970
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio +	62,000	2,778,220
		31,753,317
Emerging Markets - 36.95%
iShares MSCI Chile Capped ETF +	27,900	1,426,806
iShares MSCI Malaysia ETF +	56,100	1,804,176
iShares MSCI Mexico Capped ETF +	26,800	1,348,844
iShares MSCI Taiwan Capped ETF +	69,500	2,647,950
PowerShares DWA Emerging Markets Momentum Portfolio +	389,000	7,601,060
Schwab Fundamental Emerging Markets Large Company Index ETF +	110,800	3,259,736
SPDR S&P China ETF	5,900	623,984
		18,712,556

Total Equity Funds (cost $46,006,956)		50,465,873

Money Market Funds - 0.41%
Short-Term Cash - 0.41%
Federated Prime Cash Obligations Fund Institutional Class, 0.91% *	206,012	206,012
Total Money Market Funds (cost $206,012)		206,012

Collateral for Securities Loaned - 24.11%
Dreyfus Government Cash Management Institutional Class, 0.93% *	12,082,793	12,082,793
U.S. TIP Notes/Bonds, 0.125% - 2.375%, 4/15/2018 - 2/15/2045	30,749	33,932
U.S. Treasury Bill, 2/8/2018	601	599
U.S. Treasury Notes/Bonds, 1.000% - 6.250%, 6/15/2018 - 5/15/2046	88,069	89,260
Total Collateral for Securities Loaned (cost $12,206,584)		12,206,584

Total Investments (cost $58,419,551) - 124.17%		$62,878,469
Liabilities Less Other Assets - Net - (24.17)%		(12,237,455)
NET ASSETS - 100.00%		$50,641,014

+	All or a portion of this security is on loan. Total loaned securities had a value of $11,855,838 at October 31, 2017.

*	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2017.

^	Affiliated issuer.

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

RAFI - Research Affiliates

SPDR - Standard & Poors’ Depositary Receipts

TIPS - Treasury Inflation-Protected Securities

25	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Shelter Fund (Unaudited)
October 31, 2017

	Shares	Fair Value ($)
Equity Funds - 98.49%
Developed International - 20.24%
iShares Core MSCI EAFE ETF	251,000	$16,377,750
iShares MSCI EAFE Value ETF	296,000	16,277,040
		32,654,790
Emerging Markets - 10.16%
iShares Core MSCI Emerging Markets ETF +	294,000	16,399,320

Global - 5.03%
iShares MSCI ACWI ETF	115,500	8,119,650

Large Cap Core - 18.01%
Guggenheim S&P 500 Equal Weight ETF +	301,000	29,070,580

Large Cap Growth - 20.07%
iShares Edge MSCI USA Quality Factor ETF	408,000	32,391,120

Large Cap Value - 24.98%
Guggenheim S&P 500 Pure Value ETF	258,009	16,107,502
iShares Edge MSCI USA Value Factor ETF	305,000	24,198,700
		40,306,202

Total Equity Funds (cost $135,248,140)		158,941,662

Money Market Funds - 1.47%
Federated Prime Cash Obligations Fund Institutional Class, 0.91% *	2,368,181	2,368,181
Total Money Market Funds (cost $2,368,181)		2,368,181

Collateral for Securities Loaned - 3.92%
Dreyfus Government Cash Management Institutional Class, 0.93% *	699,349	699,349
U.S. TIP Notes/Bonds, 0.125% - 2.375%, 4/15/2018 - 2/15/2045	1,398,123	1,542,842
U.S. Treasury Bill, 2/8/2018	27,343	27,258
U.S. Treasury Notes/Bonds, 1.000% - 6.250%, 6/15/2018 - 5/15/2046	4,004,338	4,058,497
Total Collateral for Securities Loaned (cost $6,327,946)		6,327,946

Total Investments (cost $143,944,267) - 103.88%		$167,637,789
Liabilities Less Other Assets - Net - (3.88)%		(6,268,674)
NET ASSETS - 100.00%		$161,369,115

+	All or a portion of this security is on loan. Total loaned securities had a value of $6,198,847 at October 31, 2017.

*	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2017.

ACWI - All Country World Index

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

TIPS - Treasury Inflation-Protected Securities

26	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)
October 31, 2017

	CLS Global	CLS Global	CLS
	Aggressive	Diversified	Growth and
Assets:	Equity Fund	Equity Fund	Income Fund
Unaffiliated investments, at cost	$104,707,214	$295,669,758	$393,018,613
Affiliated Investments, at cost	64,782,920	80,918,565	45,915,107
Unaffiliated investments in securities, at value *	$139,015,640	$388,804,720	$437,798,752
Affiliated Investments in securities, at value	66,664,826	89,619,260	46,355,938
Receivable for securities sold	2,592,215	—	—
Receivable for fund shares sold	62,515	828,434	360,999
Receivable for security lending	48,094	60,615	46,344
Interest and dividends receivable	460	1,262	59,371
Prepaid expenses and other assets	22,358	24,935	23,819
Total Assets	208,406,108	479,339,226	484,645,223

Liabilities:
Securities lending collateral (Note 8)	38,017,537	20,973,531	25,378,463
Accrued advisory fees	99,749	293,909	302,327
Payable for securities purchased	1,280,000	—	—
Payable for fund shares redeemed	140,941	393,567	297,399
Accrued shareholder servicing fees	33,265	95,497	96,705
Payable to affiliates	18,341	41,874	37,425
Accrued expenses and other liabilities	17,217	30,438	24,911
Total Liabilities	39,607,050	21,828,816	26,137,230
Net Assets	$168,799,058	$457,510,410	$458,507,993

Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$125,802,330	$321,306,140	$392,924,656
Undistributed net investment income	243,520	292,389	3,540,065
Accumulated net realized gain on investments	6,562,876	34,076,224	16,822,302
Net unrealized appreciation on investments	36,190,332	101,835,657	45,220,970
Net Assets	$168,799,058	$457,510,410	$458,507,993

Class N Shares:
Net assets	$168,799,058	$457,510,410	$458,507,993
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$15.86	$19.74	$11.73
Total shares outstanding at end of period	10,642,440	23,176,404	39,078,598

*	Includes Securities Loaned $32,770,056; $20,518,404; and $24,785,313.
27	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Unaudited) (Continued)
October 31, 2017

	CLS	CLS
	Flexible	International	CLS
Assets:	Income Fund	Equity Fund	Shelter Fund
Unaffiliated investments, at cost	$240,848,312	$53,106,000	$143,944,267
Affiliated Investments, at cost	29,500,000	5,313,551	—
Unaffiliated investments in securities, at value *	$243,459,371	$57,404,486	$167,637,789
Affiliated Investments in securities, at value	29,500,000	5,473,983	—
Receivable for securities sold	—	—	—
Receivable for fund shares sold	104,061	16,846	244,477
Receivable for security lending	42,353	13,605	5,244
Interest and dividends receivable	74,305	235	1,912
Prepaid expenses and other assets	24,054	12,073	20,182
Total Assets	273,204,144	62,921,228	167,909,604

Liabilities:
Securities lending collateral (Note 8)	43,429,208	12,206,584	6,327,946
Accrued advisory fees	68,088	21,418	99,007
Payable for securities purchased	—	—	—
Payable for fund shares redeemed	116,227	33,145	56,179
Accrued shareholder servicing fees	48,497	8,001	30,371
Payable to affiliates	21,392	2,477	10,012
Accrued expenses and other liabilities	18,217	8,589	16,974
Total Liabilities	43,701,629	12,280,214	6,540,489
Net Assets	$229,502,515	$50,641,014	$161,369,115

Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$228,002,109	$43,744,258	$135,132,709
Undistributed net investment income	506,389	304,296	839,379
Accumulated net realized gain (loss) on investments	(1,617,042)	2,133,542	1,703,505
Net unrealized appreciation on investments	2,611,059	4,458,918	23,693,522
Net Assets	$229,502,515	$50,641,014	$161,369,115

Class N Shares:
Net assets	$229,502,515	$50,641,014	$161,369,115
Net asset value, offering price, and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.32	$4.98	$14.26
Total shares outstanding at end of period	22,228,592	10,163,672	11,315,640

*	Includes Securities Loaned $42,480,045; $11,855,838; and $6,198,847.
28	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2017

	CLS Global	CLS Global	CLS
	Aggressive	Diversified	Growth and
	Equity Fund	Equity Fund	Income Fund
Investment Income:
Interest income	$8,587	$20,385	$41,790
Dividend income - Unaffiliated	1,108,729	3,335,489	5,196,503
Dividend income - Affiliated	187,148	1,266,117	352,202
Securities lending income-net *	416,524	458,547	423,357
Total Investment Income	1,720,988	5,080,538	6,013,852

Expenses:
Investment advisory fees	617,504	1,681,127	1,703,134
Shareholder Service Fees:
Class N	205,835	560,376	567,711
Administration fees	75,053	161,941	156,460
Transfer agent fees	26,712	32,336	33,147
Trustees’ fees	19,530	17,529	19,238
Accounting fees	19,504	33,701	36,567
Registration & filing fees	13,055	14,187	14,665
Printing and postage expense	12,855	31,624	15,247
Professional fees	11,022	12,492	13,904
Custodian fees	6,373	17,780	17,390
Chief compliance officer fees	5,052	7,102	7,847
Insurance expense	4,842	10,161	13,515
Miscellaneous fees and expenses	2,191	2,958	1,435
Total Expenses	1,019,528	2,583,314	2,600,260
Plus: Recapture of fees previously waived by the Advisor	—	—	11,595
Less: Fees waived and expenses reimbursed by Advisor	(72,406)	(4,937)	—
Net Expenses	947,122	2,578,377	2,611,855
Net Investment Income	773,866	2,502,161	3,401,997

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on:
Investments - Unaffiliated	4,426,715	13,114,696	1,097,965
Investments - Affiliated	—	—	564,272
Total net realized gain	4,426,715	13,114,696	1,662,237
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	9,218,540	28,925,852	19,203,138
Investments - Affiliated	1,657,745	(2,001,130)	59,603
Total net change in unrealized appreciation	10,876,285	26,924,722	19,262,741
Net Realized and Unrealized Gain on Investments	15,303,000	40,039,418	20,924,978
Net Increase in Net Assets Resulting from Operations	$16,076,866	$42,541,579	$24,326,975

*	A portion of securities lending income is from affiliated issuer.
29	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Unaudited) (Continued)
For the Six Months Ended October 31, 2017

	CLS	CLS
	Flexible	International	CLS
	Income Fund	Equity Fund	Shelter Fund
Investment Income:
Interest income	$179,708	$1,608	$11,013
Dividend income - Unaffiliated	3,095,515	539,999	1,621,968
Dividend income - Affiliated	—	—	—
Securities lending income-net *	320,478	79,711	42,273
Total Investment Income	3,595,701	621,318	1,675,254

Expenses:
Investment advisory fees	461,079	187,542	544,488
Shareholder Service Fees:
Class N	288,174	62,514	174,267
Administration fees	101,496	25,339	63,164
Transfer agent fees	34,663	20,003	4,966
Trustees’ fees	15,540	15,841	18,304
Accounting fees	23,159	11,370	19,266
Registration & filing fees	13,089	13,958	13,023
Printing and postage expense	12,553	7,700	3,349
Professional fees	11,674	8,523	10,406
Custodian fees	9,154	1,424	5,318
Chief compliance officer fees	6,204	4,228	4,466
Insurance expense	6,911	1,455	3,954
Miscellaneous fees and expenses	2,719	1,662	2,746
Total Expenses	986,415	361,559	867,717
Plus: Recapture of fees previously waived by the Advisor	—	—	—
Less: Fees waived and expenses reimbursed by Advisor	(64,228)	(73,939)	(31,842)
Net Expenses	922,187	287,620	835,875
Net Investment Income	2,673,514	333,698	839,379

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments - Unaffiliated	(474,887)	2,136,282	1,478,661
Investments - Affiliated	—	—	—
Total net realized gain (loss)	(474,887)	2,136,282	1,478,661
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	1,530,060	2,535,134	9,957,329
Investments - Affiliated	—	(2,823)	—
Total net change in unrealized appreciation	1,530,060	2,532,311	9,957,329
Net Realized and Unrealized Gain on Investments	1,055,173	4,668,593	11,435,990
Net Increase in Net Assets Resulting from Operations	$3,728,687	$5,002,291	$12,275,369

*	A portion of securities lending income is from affiliated issuer.
30	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets

	CLS Global Aggressive		CLS Global Diversified
	Equity Fund		Equity Fund
	Six Months		Six Months
	Ended		Ended
	October 31, 2017	Year Ended	October 31, 2017	Year Ended
	(Unaudited)	April 30, 2017	(Unaudited)	April 30, 2017
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$773,866	$1,390,663	$2,502,161	$7,001,485
Net realized gain on investments	4,426,715	2,556,364	13,114,696	30,307,175
Distributions of realized gains by underlying investment companies	—	124,021	—	56,427
Net change in unrealized appreciation on investments	10,876,285	15,516,869	26,924,722	21,996,980
Net increase in net assets resulting from operations	16,076,866	19,587,917	42,541,579	59,362,067

From Distributions to Shareholders:
From Net Investment Income	—	(1,388,651)	—	(12,054,919)
From Net Realized Gains	—	(1,104,946)	—	(2,157,476)
Total Dividends and Distributions to Shareholders	—	(2,493,597)	—	(14,212,395)
From Fund Share Transactions (Note 7)	(6,524,097)	41,707,554	(19,969,495)	(37,142,380)
Total Increase in Net Assets	9,552,769	58,801,874	22,572,084	8,007,292

Net Assets:
Beginning of year/period	159,246,289	100,444,415	434,938,326	426,931,034
End of year/period	$168,799,058	$159,246,289	$457,510,410	$434,938,326
Undistributed net investment income (loss) at end of year/period	$243,520	$(530,346)	$292,389	$(2,209,772)
31	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	CLS Growth		CLS Flexible
	and Income Fund		Income Fund
	Six Months		Six Months
	Ended		Ended
	October 31, 2017	Year Ended	October 31, 2017	Year Ended
	(Unaudited)	April 30, 2017	(Unaudited)	April 30, 2017
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$3,401,997	$6,283,971	$2,673,514	$4,563,647
Net realized gain (loss) on investments	1,662,237	13,510,204	(474,887)	376,266
Distributions of realized gains by underlying investment companies	—	30,239	—	52,639
Net change in unrealized appreciation on investments	19,262,741	6,967,177	1,530,060	1,785,020
Net increase in net assets resulting from operations	24,326,975	26,791,591	3,728,687	6,777,572

From Distributions to Shareholders:
From Net Investment Income	—	(6,312,499)	(2,691,565)	(4,755,543)
From Net Realized Gains	—	(747,167)	—	—
Total Dividends and Distributions to Shareholders	—	(7,059,666)	(2,691,565)	(4,755,543)
From Fund Share Transactions (Note 7)	(11,578,434)	60,418,255	323,369	31,516,605
Total Increase in Net Assets	12,748,541	80,150,180	1,360,491	33,538,634

Net Assets:
Beginning of year/period	445,759,452	365,609,272	228,142,024	194,603,390
End of year/period	$458,507,993	$445,759,452	$229,502,515	$228,142,024
Undistributed net investment income at end of year/period	$3,540,065	$138,068	$506,389	$524,440
32	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	CLS International		CLS
	Equity Fund		Shelter Fund
	Six Months		Six Months
	Ended		Ended
	October 31, 2017	Year Ended	October 31, 2017	Year Ended
	(Unaudited)	April 30, 2017	(Unaudited)	April 30, 2017
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$333,698	$360,187	$839,379	$886,813
Net realized gain on investments	2,136,282	1,115,903	1,478,661	4,843,884
Distributions of realized gains by underlying investment companies	—	—	—	—
Net change in unrealized appreciation on investments	2,532,311	916,910	9,957,329	9,414,042
Net increase in net assets resulting from operations	5,002,291	2,393,000	12,275,369	15,144,739

From Distributions to Shareholders:
From Net Investment Income	—	(297,017)	—	(977,412)
From Net Realized Gains	—	(156,182)	—	(1,560,749)
Total Dividends and Distributions to Shareholders	—	(453,199)	—	(2,538,161)
From Fund Share Transactions (Note 7)	(3,005,062)	26,950,540	19,715,911	22,442,367
Total Increase in Net Assets	1,997,229	28,890,341	31,991,280	35,048,945

Net Assets:
Beginning of year/period	48,643,785	19,753,444	129,377,835	94,328,890
End of year/period	$50,641,014	$48,643,785	$161,369,115	$129,377,835
Undistributed net investment income (loss) at end of year/period	$304,296	$(29,402)	$839,379	$—
33	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS Global Aggressive Equity Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2017		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$14.38		$12.26	$13.73	$13.47	$13.37	$12.52

Income (loss) from investment operations:
Net investment income(a)(b)	0.07		0.17	0.26	0.24	0.08	0.05
Net realized and unrealized gain (loss) on investments	1.41		2.29	(1.14)	0.74	2.26	1.35
Total income (loss) from investment operations	1.48		2.46	(0.88)	0.98	2.34	1.40

Less distributions from:
Net investment income	—		(0.19)	(0.25)	(0.22)	(0.23)	(0.05)
Net realized gains	—		(0.15)	(0.34)	(0.50)	(2.01)	(0.50)
Total distributions from net investment income and net realized gains	—		(0.34)	(0.59)	(0.72)	(2.24)	(0.55)

Net asset value, end of period	$15.86		$14.38	$12.26	$13.73	$13.47	$13.37

Total return(c)	10.29	% (f)	20.23%	(6.39)%	7.50%	17.87%	11.55%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$168,799		$159,246	$100,444	$101,201	$92,176	$90,657
Ratio of net expenses to average net assets after expense reimbursement(d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements(d)	1.24	% (e)	1.40%	1.38%	1.36%	1.37%	1.38%
Ratio of net investment income to average net assets(b)	0.94	% (e)	1.30%	2.10%	1.81%	0.61%	0.42%
Portfolio turnover rate	16	% (f)	32%	35%	50%	24%	162%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.
34	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS Global Diversified Equity Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2017		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$17.94		$16.15	$18.26	$17.61	$15.43	$13.72

Income (loss) from investment operations:
Net investment income(a)(b)	0.11		0.28	0.27	0.21	0.13	0.10
Net realized and unrealized gain (loss) on investments	1.69		2.09	(1.66)	0.95	2.17	1.67
Total income (loss) from investment operations	1.80		2.37	(1.39)	1.16	2.30	1.77

Less distributions from:
Net investment income	—		(0.49)	(0.13)	(0.34)	(0.12)	(0.06)
Net realized gains	—		(0.09)	(0.59)	(0.17)	—	—
Total distributions from net investment income and net realized gains	—		(0.58)	(0.72)	(0.51)	(0.12)	(0.06)

Net asset value, end of period	$19.74		$17.94	$16.15	$18.26	$17.61	$15.43

Total return(c)	10.03	% (f)	14.95%	(7.59)%	6.68%	14.93%	12.91%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$457,510		$434,938	$424,701	$567,510	$484,015	$483,612
Ratio of net expenses to average net assets after expense reimbursement(d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements(d)	1.15	% (e)	1.20%	1.19%	1.17%	1.18%	1.18%
Ratio of net investment income to average net assets(b)	1.12	% (e)	1.64%	1.59%	1.19%	0.78%	0.72%
Portfolio turnover rate	12	% (f)	41%	58%	33%	27%	69%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.
35	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS Growth and Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2017		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$11.12		$10.55	$10.99	$10.82	$10.94	$10.10

Income (loss) from investment operations:
Net investment income(a)(b)	0.09		0.19	0.15	0.14	0.09	0.19
Net realized and unrealized gain (loss) on investments	0.52		0.61	(0.40)	0.22	0.56	0.83
Total income (loss) from investment operations	0.61		0.80	(0.25)	0.36	0.65	1.02

Less distributions from:
Net investment income	—		(0.21)	(0.13)	(0.11)	(0.31)	(0.18)
Net realized gains	—		(0.02)	(0.06)	(0.08)	(0.46)	—
Total distributions from net investment income and net realized gains	—		(0.23)	(0.19)	(0.19)	(0.77)	(0.18)

Net asset value, end of period	$11.73		$11.12	$10.55	$10.99	$10.82	$10.94

Total return(c)	5.49	% (f)	7.68%	(2.14)%	3.31%	6.08%	10.20%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$458,508		$445,759	$365,609	$423,486	$305,585	$300,478
Ratio of net expenses to average net assets after expense reimbursement/recapture(d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements/recapture(d)	1.14	% (e)	1.21%	1.19%	1.19%	1.23%	1.22%
Ratio of net investment income to average net assets(b)	1.50	% (e)	1.75%	1.42%	1.33%	0.82%	1.83%
Portfolio turnover rate	4	% (f)	45%	56%	31%	39%	89%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.
36	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS Flexible Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2017		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$10.28		$10.18	$10.35	$10.40	$10.76	$10.58

Income (loss) from investment operations:
Net investment income(a)(b)	0.12		0.24	0.24	0.23	0.22	0.26
Net realized and unrealized gain (loss) on investments	0.04		0.11	(0.17)	(0.05)	(0.23)	0.23
Total income (loss) from investment operations	0.16		0.35	0.07	0.18	(0.01)	0.49

Less distributions from:
Net investment income	(0.12)		(0.25)	(0.24)	(0.23)	(0.22)	(0.26)
Net realized gains	—		—	—	—	(0.13)	(0.05)
Total distributions from net investment income and net realized gains	(0.12)		(0.25)	(0.24)	(0.23)	(0.35)	(0.31)

Net asset value, end of period	$10.32		$10.28	$10.18	$10.35	$10.40	$10.76

Total return(c)	1.58	% (f)	3.48%	0.71%	1.75%	(0.01)%	4.76%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$229,503		$228,142	$194,603	$197,700	$164,000	$166,348
Ratio of net expenses to average net assets after expense reimbursement(d)	0.80	% (e)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before waivers and reimbursements(d)	0.86	% (e)	0.99%	0.94%	0.93%	0.97%	0.98%
Ratio of net investment income to average net assets(b)	2.32	% (e)	2.35%	2.33%	2.24%	2.08%	2.40%
Portfolio turnover rate	11	% (f)	9%	19%	5%	24%	51%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.
37	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS International Equity Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2017		2017	2016	2015		2014		2013
	(Unaudited)
Net asset value, beginning of period	$4.50		$4.19	$4.68	$10.61		$10.75		$10.16

Income (loss) from investment operations:
Net investment income(a)(b)	0.03		0.07	0.10	0.11		0.08		0.10
Net realized and unrealized gain (loss) on investments	0.45		0.34	(0.48)	0.33		0.73		0.77
Total income (loss) from investment operations	0.48		0.41	(0.38)	0.44		0.81		0.87

Less distributions from:
Net investment income	—		(0.07)	(0.11)	(0.23)		(0.08)		(0.09)
Net realized gains	—		(0.03)	—	(6.14)		(0.87)		(0.19)
Total distributions from net investment income and net realized gains	—		(0.10)	(0.11)	(6.37)		(0.95)		(0.28)

Net asset value, end of period	$4.98		$4.50	$4.19	$4.68		$10.61		$10.75

Total return(c)	10.67	% (h)	10.03%	(8.11)%	9.82%		7.75%		8.66%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$50,641		$48,644	$19,753	$13,884		$255,231		$248,326
Ratio of expenses to average net assets, excluding dividends from securities sold short and interest expense(d)	1.15	% (g)	1.15%	1.15%	1.15	% (e)	1.15	% (e)	1.15%
Ratio of expenses to average net assets before waivers and reimbursements, excluding dividends from securities sold short and interest expense(d)	1.45	% (g)	2.07%	2.21%	1.37	% (f)	1.25	% (f)	1.24%
Ratio of net investment income to average net assets(b)	1.33	% (g)	1.62%	2.55%	1.06%		0.72%		0.93%
Portfolio turnover rate	51	% (h)	155%	230%	45%		44%		84%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Including dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.19% for the year ended April 30, 2015 and 1.23% for the year ended April 30, 2014.

(f)	Including dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.41% for the year ended April 30, 2015 and 1.33% for the year ended April 30, 2014. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(g)	Annualized for periods less than one year.

(h)	Not annualized.
38	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS Shelter Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2017		2017	2016	2015	2014	2013
	(Unaudited)
Net asset value, beginning of period	$13.10		$11.65	$13.35	$12.21	$10.59	$9.93

Income (loss) from investment operations:
Net investment income(a)(b)	0.08		0.10	0.15	0.13	0.09	0.04
Net realized and unrealized gain (loss) on investments	1.08		1.64	(0.75)	1.10	1.57	0.62
Total income (loss) from investment operations	1.16		1.74	(0.60)	1.23	1.66	0.66

Less distributions from:
Net investment income	—		(0.11)	(0.22)	(0.09)	(0.04)	—
Net realized gains	—		(0.18)	(0.88)	—	—	—
Total distributions from net investment income and net realized gains	—		(0.29)	(1.10)	(0.09)	(0.04)	—

Net asset value, end of period	$14.26		$13.10	$11.65	$13.35	$12.21	$10.59

Total return(c)	8.85	% (f)	15.11%	(4.43)%	10.11%	15.66%	6.65%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$161,369		$129,378	$94,329	$98,241	$69,314	$42,828
Ratio of net expenses to average net assets after expense reimbursement(d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements(d)	1.19	% (e)	1.24%	1.24%	1.27%	1.37%	1.37%
Ratio of net investment income to average net assets(b)	1.15	% (e)	0.83%	1.19%	0.99%	0.75%	0.39%
Portfolio turnover rate	14	% (f)	147%	346%	106%	158%	291%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.
39	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)
October 31, 2017

1.	Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS International Equity Fund and CLS Shelter Fund, collectively the “Funds” and each individually a “Fund” are each a diversified series of the Trust. The Funds each offer an unlimited number of shares of beneficial interest without par value. The Funds offer Class N shares.

Fund	The primary investment objective of each Fund is as follows:
CLS Global Aggressive Equity Fund	Long-term growth
CLS Global Diversified Equity Fund	Long-term growth of capital without regard to current income
CLS Growth and Income Fund	Combination of current income and growth of capital
CLS Flexible Income Fund	Total return, consisting of capital growth and income, consistent with preservation of capital
CLS International Equity Fund	Growth of capital and current income
CLS Shelter Fund	Limiting the impact of large equity market declines. The Fund’s secondary investment objective is growth of capital.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

value. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized to maturity. Amortization of premium and accretion of market discount are charged to income. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may

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be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by their Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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October 31, 2017

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2017 for the Funds’ investments measured at fair value:

CLS Global Aggressive Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$167,227,879	$—	$—	$167,227,879
Money Market Funds	435,050	—	—	435,050
Collateral for Securities Loaned	38,000,000	17,537	—	38,017,537
Total	$205,662,929	$17,537	$—	$205,680,466

CLS Global Diversified Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$455,356,771	$—	$—	$455,356,771
Money Market Funds	2,093,678	—	—	2,093,678
Collateral for Securities Loaned	20,973,531	—	—	20,973,531
Total	$478,423,980	$—	$—	$478,423,980

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CLS Growth and Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$209,983,041	$—	$—	$209,983,041
Equity Funds	237,733,686	—	—	237,733,686
Money Market Funds	11,059,500	—	—	11,059,500
Collateral for Securities Loaned	20,274,901	5,103,562	—	25,378,463
Total	$479,051,128	$5,103,562	$—	$484,154,690

CLS Flexible Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$195,467,116	$—	$—	$195,467,116
Equity Funds	19,021,757	—	—	19,021,757
U.S. Government & Agency Obligations	—	8,814,513	—	8,814,513
Money Market Funds	6,226,777	—	—	6,226,777
Collateral for Securities Loaned	38,946,528	4,482,680	—	43,429,208
Total	$259,662,178	$13,297,193	$—	$272,959,371

CLS International Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$50,465,873	$—	$—	$50,465,873
Money Market Funds	206,012	—	—	206,012
Collateral for Securities Loaned	12,082,793	123,791	—	12,206,584
Total	$62,754,678	$123,791	$—	$62,878,469

CLS Shelter Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$158,941,662	$—	$—	$158,941,662
Money Market Funds	2,368,181	—	—	2,368,181
Collateral for Securities Loaned	699,349	5,628,597	—	6,327,946
Total	$162,009,192	$5,628,597	$—	$167,637,789

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of any level during the period. It is the Funds’ policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*	Refer to the Schedules of Investments for security classifications.

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October 31, 2017

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Income Taxes

It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2015-2017), or expected to be taken in the Funds’ 2018 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Related Income

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund’s income, expenses (other than the class specific distribution and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

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October 31, 2017

Distributions to Shareholders

Income will normally be declared and distributed at least annually for all Funds with the exception of the CLS Flexible Income Fund. Income will normally be declared and distributed monthly for the CLS Flexible Income Fund. The Funds declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to the treatment of wash sale losses, grantor trust and partnership income.

Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	Investment Advisory Agreement and Transactions with Affiliates

Advisory Fees

The Trust has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Advisor”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Funds will pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.75% of net assets for CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS International Equity Fund, and CLS Shelter Fund; CLS Flexible Income at the annualized rate of 0.40%.

The Trustees have adopted a Shareholder Servicing Plan with respect to the Class N Shares (“Shareholder Servicing Plan”). The Shareholder Servicing Plan allows each of the Funds to use part of its assets for the payment of certain shareholder servicing expenses, including administrative or other shareholder support services. For these services under the Shareholder Servicing Plan, the Funds pay CLS an amount up to 0.25% of average net assets attributable to Class N Shares, of the respective Funds on an annualized basis. CLS shall use monies to compensate other parties that have entered into shareholder servicing agreements with CLS with respect to the servicing of Fund shares.

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October 31, 2017

The Advisor has contractually agreed to waive or limit its management fees and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, indirect fees and expenses of underlying funds, and extraordinary or non-recurring expenses, through August 31, 2018, so that the annual operating expenses of the Funds do not exceed the percentage of the average daily net assets as indicated below:

Expense Limitation
Class N
CLS Global Aggressive Equity
CLS Global Diversified Equity
CLS Growth and Income	1.25%
CLS International Equity
CLS Shelter
Class N	0.90%
CLS Flexible Income

The waivers and reimbursements, if any, of the Advisor’s fees pursuant to this contractual agreement for the six months ended October 31, 2017, were as follows:

Fund	Waiver/Reimbursement
CLS Global Aggressive Equity Fund	$72,406
CLS Global Diversified Equity Fund	4,937
CLS Flexible Income Fund	64,228
CLS International Equity Fund	73,939
CLS Shelter Fund	31,842

Fees waived or expenses reimbursed may be recouped by the Advisor from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above. During the six months ended October 31, 2017, the Advisor recaptured $11,595 from the CLS Growth and Income Fund for prior period expense waivers/reimbursements, no other expense waivers/reimbursements were recaptured from the other Funds. The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through April 30 of the years indicated:

Fund	2018	2019	2020	Total
CLS Global Aggressive Equity Fund	$204,172	$216,606	$262,430	$683,208
CLS Global Diversified Equity Fund	100,527	184,484	199,886	484,897
CLS Growth and Income Fund	134,430	162,615	203,858	500,903
CLS Flexible Income Fund	235,410	272,835	359,396	867,641
CLS International Equity Fund	262,496	151,643	204,960	619,099
CLS Shelter Fund	102,029	84,181	94,615	280,825

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October 31, 2017

Distributor

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of the advisor, serves as principal underwriter for each Fund of the Trust and maintains all records required to be maintained pursuant to the Fund’s Shareholder Services Plan.

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

Gemini Fund Services, LLC (“GFS”) an affiliate of the Advisor and Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the distributor provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of the Distributor, GFS and the Advisor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Distributor, GFS and the Advisor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Trustees Fees

The Trust pays each Trustee of the Trust who was not an interested person an annual fee of $50,000 per year paid in quarterly installments. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

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Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

4.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities (including written options and short sales) owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2017, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
CLS Global Aggressive Equity Fund	$170,020,480	$35,703,544	$(43,558)	$35,659,986
CLS Global Diversified Equity Fund	378,972,020	99,689,052	(237,092)	99,451,960
CLS Growth and Income Fund	439,915,885	45,021,579	(782,774)	44,238,805
CLS Flexible Income Fund	270,080,252	5,217,025	(2,337,906)	2,879,119
CLS International Equity Fund	58,422,292	4,638,599	(182,422)	4,456,177
CLS Shelter Fund	143,944,267	23,693,522	—	23,693,522

5.	Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six months ended October 31, 2017, were as follows:

Fund	Purchases	Sales
CLS Global Aggressive Equity Fund	$24,998,051	$26,807,481
CLS Global Diversified Equity Fund	50,822,421	67,608,254
CLS Growth and Income Fund	18,393,513	24,192,866
CLS Flexible Income Fund	24,671,371	24,001,551
CLS International Equity Fund	25,076,907	27,219,367
CLS Shelter Fund	40,454,455	19,841,183

6.	Investments in Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at October 31, 2017 are noted in the Funds’ Portfolio of Investments. Transactions during the year with companies that are affiliates or were affiliates at the beginning of the year are as follows:

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Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

CLS Global Aggressive Equity

							Change in		Shares
		Value-			Dividends	Realized	Unrealized	Value-	held at
		Beginning		Sales	Credited	Gain	Appreciation/	End	End of
CUSIP	Description	of Period	Purchases	Proceeds	to Income	(Loss)	(Depreciation)	of Period	Period
00764F383	Milestone Treasury Obligations Fund	$36,000,000	$2,000,000	$—	$—	$—	$—	$38,000,000	38,000,000
316092782	Fidelity Value Factor ETF	—	4,279,085	—	39,179	—	312,023	4,591,108	148,000
316092816	Fidelity Momentum Factor ETF	—	4,277,948	—	27,765	—	388,200	4,666,148	153,000
46435G409	iShares Edge MSCI International Value Factor ETF	6,952,890	—	—	89,963	—	644,600	7,597,490	293,000
46641Q803	JP Morgan Diversified Alternatives ETF	4,188,800	—	—	—	—	(6,400)	4,182,400	160,000
47804J875	John Hancock Multifactor Consumer Staples ETF	—	5,113,250	—	—	—	16,750	5,130,000	200,000
518416201	Hartford Multifactor Emerging Markets ETF	1,021,642	2,173,407	—	30,242	—	221,831	3,416,880	138,000
92189F684	Van Eck Vectors Retail ETF	2,357,120	884,510	—	—	—	21,570	3,263,200	40,000
Total		$50,520,452	$18,728,200	$—	$187,149	$—	$1,598,574	$70,847,226	39,132,000

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Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

CLS Global Diversified Equity

							Change in		Shares
		Value-			Dividends	Realized	Unrealized	Value-	held at
		Beginning		Sales	Credited	Gain	Appreciation/	End	End of
CUSIP	Description	of Period	Purchases	Proceeds	to Income	(Loss)	(Depreciation)	of Period	Period
00764F383	Milestone Treasury Obligations Fund	$43,800,000	$—	$26,300,000	$—	$—	$—	$17,500,000	17,500,000
23908L108	Davis Select Financial ETF	1,155,550	10,086,200	—	—	—	990,750	12,232,500	525,000
46641Q209	JPMorgan Diversified Return International Equity ETF	35,113,000	—	—	—	—	3,464,500	38,577,500	525,000
78463X301	SPDR S&P Emerging Asia Pacific ETF	17,317,080	—	—	78,891	—	3,096,720	20,413,800	198,000
78463X533	SPDR S&P Emerging Markets Dividend ETF	40,837,500	—	—	1,106,227	—	948,750	41,786,250	1,375,000
78468R747	SPDR SSGA Gender Diversity Index ETF	463,120	16,580,000	—	159,889	—	1,057,390	18,100,510	257,000
Total		$138,686,250	$26,666,200	$26,300,000	$1,345,007	$—	$9,558,110	$148,610,560	20,380,000

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Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

CLS Growth and Income

								Change in		Shares
		Value-				Dividends	Realized	Unrealized	Value-	held at
		Beginning		Sales		Credited	Gain	Appreciation/	End	End of
CUSIP	Description	of Period	Purchases	Proceeds		to Income	(Loss)	(Depreciation)	of Period	Period
00764F383	Milestone Treasury Obligations Fund	$31,900,000	$—	$14,000,000		$—	$—	$—	$17,900,000	17,900,000
316188309	Fidelity Total Bond ETF	24,561,845	—	—		306,227	—	93,093	24,654,938	489,963
33740F805	First Trust TCW Opportunistic Fixed Income ETF	3,786,750	—	—		45,975	—	14,250	3,801,000	75,000
46641Q803	JPMorgan Diversified Alternatives ETF	5,236,000	—	—		—	—	(8,000)	5,228,000	200,000
Total		$65,484,595	$—	$14,000,000		$352,202	$—	$99,343	$51,583,938	18,664,963

CLS Flexible Income

								Change in		Shares
		Value-				Dividends	Realized	Unrealized	Value-	held at
		Beginning		Sales		Credited	Gain	Appreciation/	End	End of
CUSIP	Description	of Period	Purchases	Proceeds		to Income	(Loss)	(Depreciation)	of Period	Period
00764F383	Milestone Treasury Obligations Fund	$23,500,000	$6,000,000	$—		$—	$—	$—	$29,500,000	29,500,000
Total		$23,500,000	$6,000,000	$—		$—	$—	$—	$29,500,000	29,500,000

CLS International Equity

								Change in		Shares
		Value-				Dividends	Realized	Unrealized	Value-	held at
		Beginning		Sales		Credited	Gain	Appreciation/	End	End of
CUSIP	Description	of Period	Purchases	Proceeds		to Income	(Loss)	(Depreciation)	of Period	Period
00764F383	Milestone Treasury Obligations Fund	$8,600,000	$—	$8,600,000		$—	$—	$—	$—	—
46434V449	iShares Edge MSCI International Momentum Factor	—	5,313,551	—		—	—	160,432	5,473,983	177,900
Total		$8,600,000	$5,313,551	$8,600,000	$	$—	$—	$160,432	$5,473,983	177,900

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Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

7.	Shareholders’ Transactions

As of October 31, 2017, the Funds had an unlimited number of shares authorized. Following is a summary of shareholder transactions for each Fund:

	Six Months Ended		Year Ended
	October 31, 2017		April 30, 2017
CLS Global Aggressive Equity Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	737,773	$11,106,369	5,144,894	$71,704,711
Shares issued to shareholders in reinvestment	—	—	186,920	2,491,647
Shares redeemed	(1,171,755)	(17,630,466)	(2,446,941)	(32,488,804)
Net increase (decrease)	(433,982)	$(6,524,097)	2,884,873	$41,707,554

CLS Global Diversified Equity Fund	Shares	Dollars	Shares	Dollars
Class C Shares:
Shares Sold	—	$—	690	$10,573
Shares issued to shareholders in reinvestment	—	—	—	—
Shares redeemed	—	—	(147,927)	(2,345,111)
Net decrease	—	$—	(147,237)	$(2,334,538)

CLS Global Diversified Equity Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,580,138	$29,666,276	5,262,955	$89,574,348
Shares issued to shareholders in reinvestment	—	—	851,764	14,173,354
Shares redeemed	(2,651,685)	(49,635,771)	(8,158,126)	(138,555,544)
Net decrease	(1,071,547)	$(19,969,495)	(2,043,407)	$(34,807,842)

CLS Growth and Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,923,534	$33,284,187	14,911,550	$163,116,323
Shares issued to shareholders in reinvestment	—	—	661,842	7,048,616
Shares redeemed	(3,947,820)	(44,862,621)	(10,140,737)	(109,746,684)
Net increase (decrease)	(1,024,286)	$(11,578,434)	5,432,655	$60,418,255

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Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

	Six Months Ended		Year Ended
	October 31, 2017		April 30, 2017
CLS Flexible Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,993,647	$20,577,720	7,992,803	$81,734,165
Shares issued to shareholders in reinvestment	260,276	2,684,483	464,382	4,748,554
Shares redeemed	(2,224,095)	(22,938,834)	(5,365,745)	(54,966,114)
Net increase	29,828	$323,369	3,091,440	$31,516,605

CLS International Equity Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	710,827	$3,377,534	7,594,616	$33,398,259
Shares issued to shareholders in reinvestment	—	—	108,781	444,913
Shares redeemed	(1,349,395)	(6,382,596)	(1,617,274)	(6,892,632)
Net increase (decrease)	(638,568)	$(3,005,062)	6,086,123	$26,950,540

CLS Shelter Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,411,500	$32,935,776	3,733,748	$46,624,772
Shares issued to shareholders in reinvestment	—	—	203,764	2,526,673
Shares redeemed	(971,372)	(13,219,865)	(2,161,039)	(26,709,078)
Net increase	1,440,128	$19,715,911	1,776,473	$22,442,367

8.	Securities Lending

The CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS International Equity Fund, and CLS Shelter Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the statement of Assets & Liabilities and on the Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

The Lending Agent may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is deemed an affiliate of the Trust and is managed by CLS Investments, LLC. The Milestone Treasury Obligations Fund is registered under the 1940 Act as an open end investment company, is subject to Rule 2a-7 under the 190 Act, which CLS may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Milestone Treasury Obligations Fund.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

CLS Global Aggressive Equity	Remaining Contractual Maturity of the Agreements as of October 31, 2017
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$32,770,056	$—	$—	$—	$32,770,056
Total Borrowings	$32,770,056	$—	$—	$—	$32,770,056
Gross amount of recognized liabilities for securities lending transactions					$32,770,056

CLS Global Diversified Equity	Remaining Contractual Maturity of the Agreements as of October 31, 2017
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$20,518,404	$—	$—	$—	$20,518,404
Total Borrowings	$20,518,404	$—	$—	$—	$20,518,404
Gross amount of recognized liabilities for securities lending transactions					$20,518,404

CLS Growth and Income	Remaining Contractual Maturity of the Agreements as of October 31, 2017
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$24,785,313	$—	$—	$—	$24,785,313
Total Borrowings	$24,785,313	$—	$—	$—	$24,785,313
Gross amount of recognized liabilities for securities lending transactions					$24,785,313

CLS Flexible Income	Remaining Contractual Maturity of the Agreements as of October 31, 2017
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$42,480,045	$—	$—	$—	$42,480,045
Total Borrowings	$42,480,045	$—	$—	$—	$42,480,045
Gross amount of recognized liabilities for securities lending transactions					$42,480,045

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

CLS International Equity	Remaining Contractual Maturity of the Agreements as of October 31, 2017
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$11,855,838	$—	$—	$—	$11,855,838
Total Borrowings	$11,855,838	$—	$—	$—	$11,855,838
Gross amount of recognized liabilities for securities lending transactions					$11,855,838

CLS Shelter	Remaining Contractual Maturity of the Agreements as of October 31, 2017
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$6,198,847	$—	$—	$—	$6,198,847
Total Borrowings	$6,198,847	$—	$—	$—	$6,198,847
Gross amount of recognized liabilities for securities lending transactions					$6,198,847

Securities Lending income represents a portion of total investment income and may not continue in the future due to market conditions.

	Gross Amounts		Gross Amounts not offset in the
	Recognized		Statement of Assets & Liabilities
	in Statements		Financial		Cash
	of Assets &		Instruments		Collateral	Net Amount
Fund	Liabilities		Pledged		Pledged	of Assets
CLS Global Aggressive Equity Fund	$32,770,056	(1)	$32,770,056	(2)	$—	$—
CLS Global Diversified Equity Fund	20,518,404	(1)	20,518,404	(2)	—	—
CLS Growth and Income Fund	24,785,313	(1)	24,785,313	(2)	—	—
CLS Flexible Income Fund	42,480,045	(1)	42,480,045	(2)	—	—
CLS International Equity Fund	11,855,838	(1)	11,855,838	(2)	—	—
CLS Shelter Fund	6,198,847	(1)	6,198,847	(2)	—	—

(1)	Collateral for Securities Loaned at value as presented in the Schedule of Investments.

(2)	The amount is limited to the liability balance and accordingly, does not include excess collateral pledged.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

9.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2017, Nationwide Trust Company held the following voting securities for the sole benefit of customers and may be deemed to control the Funds:

Fund
CLS Global Aggressive Equity Fund	28.68%
CLS Global Diversified Equity Fund	25.00%
CLS International Equity Fund	29.04%

10.	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions for the following periods were as follows:

For the year ended April 30, 2017:

		Long-Term
Portfolio	Ordinary Income	Capital Gains	Total
CLS Global Aggressive Equity Fund	$1,669,367	$824,230	$2,493,597
CLS Global Diversified Equity Fund	11,074,151	3,138,244	14,212,395
CLS Growth and Income Fund	6,312,499	747,167	7,059,666
CLS Flexible Income Fund	4,755,543	—	4,755,543
CLS International Equity Fund	422,792	30,407	453,199
CLS Shelter Fund	2,538,161	—	2,538,161

For the year ended April 30, 2016:

		Long-Term
Portfolio	Ordinary Income	Capital Gains	Total
CLS Global Aggressive Equity Fund	$2,087,040	$2,860,912	$4,947,952
CLS Global Diversified Equity Fund	3,472,351	15,932,562	19,404,913
CLS Growth and Income Fund	4,928,971	2,385,105	7,314,076
CLS Flexible Income Fund	4,518,964	—	4,518,964
CLS International Equity Fund	525,700	—	525,700
CLS Shelter Fund	1,725,147	6,560,236	8,285,383

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

As of April 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

			Post
			October	Capital			Total
	Undistributed	Undistributed	Loss and	Loss	Other	Unrealized	Accumulated
	Ordinary	Long-Term	Late Year	Carry	Book/Tax	Appreciation/	Earnings/
Portfolio	Income	Capital Gains	Loss	Forwards	Differences	(Depreciation)	(Deficits)
CLS Global Aggressive Equity Fund	$516,421	$1,619,740	$—	$—	$—	$24,783,701	$26,919,862

CLS Global Diversified Fund	—	21,135,453	—	—	—	72,527,238	93,662,691

CLS Growth and Income Fund	4,021,573	12,258,725	—	—	—	24,976,064	41,256,362

CLS Flexible Income Fund	255,654	—	—	(1,141,429)	—	1,349,059	463,284

CLS International Equity Fund	22,821	—	(52,223)	—	—	1,923,867	1,894,465

CLS Shelter Fund	224,844	—	—	—	—	13,736,193	13,961,037

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for partnerships and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences is primarily attributable to dividends payable.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Portfolio	Late Year Losses
CLS International Equity Fund	$52,223

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2017

At April 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
CLS Flexible Income Fund	$250,786	$890,643	$1,141,429

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, and adjustments for paydowns and partnerships, resulted in reclassifications for the year ended April 30, 2017 as follows:

		Undistributed	Undistributed
Portfolio	Paid In Capital	Ordinary Income (Loss)	Long-Term Gains (Loss)
CLS Global Aggressive Equity Fund	$—	$(532,358)	$532,358
CLS Global Diversified Equity Fund	—	(1,281,750)	1,281,750
CLS Growth and Income Fund	—	(1,622,157)	1,622,157
CLS Flexible Income Fund	—	53,545	(53,545)
CLS International Equity Fund	—	(92,572)	92,572
CLS Shelter Fund	—	90,599	(90,599)

11.	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no material items requiring adjustment or disclosure in the financial statements.

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The first section of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited) (Continued)

	Beginning	Ending	Expense	Expenses
	Account Value	Account Value	Ratio	Paid During
	5/1/2017	10/31/2017	(Annualized)	the Period
CLS Global Aggressive Equity Fund
Actual	$1,000.00	$1,102.90	1.15%	$6.10	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*

CLS Global Diversified Fund
Actual:	1,000.00	1,100.30	1.15%	6.09	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*

CLS Growth and Income Fund
Actual	1,000.00	1,054.90	1.15%	5.96	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*

CLS Flexible Income Fund
Actual	1,000.00	1,015.80	0.80%	4.06	*
Hypothetical (5% return before expenses):	1,000.00	1,021.17	0.80%	4.08	*

CLS International Equity Fund
Actual	1,000.00	1,106.70	1.15%	6.11	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*

CLS Shelter Fund
Actual	1,000.00	1,088.50	1.15%	6.05	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*

*	Expenses are equal to each Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 184/365.

AdvisorOne Funds Semi-Annual Report

Supplemental Information (Unaudited)

Renewal of Advisory Agreement

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) of the AdvisorOne Funds (the “Trust”) held on April 20, 2017, the Board, including those Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust and CLS Investments, LLC (“CLS”) on behalf of the CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS International Equity Fund, CLS Global Aggressive Equity, CLS Flexible Income, and CLS Shelter Fund (individually, each a “Fund” and collectively, the “Funds”) (“Advisory Agreement”).

The Board reviewed and discussed written materials that were provided by CLS in advance of the Meeting, CLS’s oral presentation and other information that the Board received at the Meeting. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, extent and quality of services. As to the nature, extent, and quality of the services provided by CLS to the Funds, the Trustees reviewed materials provided by CLS related to the Advisory Agreement, including a description of the manner in which investment decisions are made and executed, and discussed the benefits of the professional personnel performing services for the Funds, including the team of individuals that primarily monitor and execute the investment process, noting their decades of combined experience. The Board noted changes in the CLS portfolio management team. Management discussed the quality of backgrounds of CLS personnel and the depth of their experience. The Trustees noted their appreciation for the number of CFAs managing the Funds. The Trustees expressed confidence in the portfolio management team, citing the consistent portfolio management process that the CIO has achieved. The Board noted the fiduciary duty commitment of CFAs and that CLS appears to have embraced a culture of compliance that is strong and consistent. The Board then discussed the quality of CLS’s compliance personnel and the compliance tools utilized to oversee CLS’s management of the Funds. Additionally, the Board received satisfactory written responses from CLS with respect to a series of important questions, including whether CLS was involved in any lawsuits or pending regulatory actions. The Board discussed the extent of CLS’s rigorous investment analysis process and CLS’s willingness to invest the necessary resources to ensure portfolio managers have the tools necessary to conduct their research. The Board stated their

AdvisorOne Funds Semi-Annual Report

Supplemental Information (Unaudited) (Continued)

appreciation of CLS’s willingness to make management available to the Independent Trustees when requested and their willingness to re-examine strategies when necessary for benefits of shareholders. The Board reviewed the financial information provided by CLS and concluded that CLS has the financial resources to meet its obligations to the Funds. The Trustees viewed the overall services provided by CLS as satisfactory.

Performance. The Board reviewed information on the investment performance of the Funds versus their respective benchmark for the one-year, five-year, ten-year, and since inception periods, as applicable. They also reviewed the performance of each Fund compared to its Morningstar category and discussed the relative performance in the context of fund turnover, volatility and long term track record. In addition to the data provided by CLS as part of the 15(c) materials, the Board also reviewed the quarterly performance data provided by CLS. The Board discussed the positive direction of investment performance relative to each Fund’s respective benchmark. They noted that under the CIO’s leadership, the Board had seen a more positive contribution to overall performance and they appreciated the controlled risk environment he had installed. They also noted that CLS had done well at managing risk and communicating the risk characteristics of the Funds to investors. The Board noted that generally, performance in the near term had been strong and, while certain Funds have underperformed since inception, recent performance had a positive impact on long term performance metrics. The Board also noted recent strong performance relative to the Funds’ peer groups. Regarding performance relative to each Fund’s index-based benchmark, the Board discussed the differences between an index and an actively managed product and agreed that indexes were less relevant than performance of other actively managed products. With regards to performance, the Board also noted the following:

●	Global Aggressive Equity outperformed its peer group and Morningstar category over the one-year, five-year, and since inception time frames. The Fund had a four-star Morningstar rating, the Fund’s returns were in the top 23% of its peer group over the three-year time period and in the top 30% over the five-year time period, and had a risk adjusted rating in the top 26% of its peer group over the three-year time period and in the top 27% over the five-year time period.

●	Global Diversified Equity outperformed its peer group over the one-year time frame and its Morningstar category over the one-year, ten-year, and since inception time frames. The Fund had a three-star Morningstar rating, the Fund’s returns were in the top 52% of its peer group over the three-year time period, in the top 68% over the five-year time period, and in the top 39% over the ten-year time period, and had a risk adjusted rating in the top 50% of its peer group over the three-year time period, in the top 64% over the five-year time period, and in the top 41% over the ten-year time period.

AdvisorOne Funds Semi-Annual Report

Supplemental Information (Unaudited) (Continued)

●	Growth and Income outperformed its peer group over the one-year and five-year time frames and its Morningstar category over the one-year time frame. The Fund had a two-star Morningstar rating, the Fund’s returns were in the top 71% of its peer group over the three-year time period, in the top 60% over the five-year time period, and in the top 88% over the ten-year time period, and had a risk adjusted rating in the top 71% of its peer group over the three-year time period, in the top 66% over the five-year time period, and in the top 92% over the ten-year time period. The Fund’s standard deviation for the ten-year time period was 10.43, while the Fund’s standard deviation over the five-year time period was 5.70 and 5.73 over the three-year time period, which indicated that CLS had decreased risk and become more consistent over the previous five years.

●	Flexible Income outperformed its peer group, Morningstar category, and benchmark over the one-year time frame and had outperformed its benchmark over the five-year time frame and since the Fund’s inception. The Fund had a two-star Morningstar rating, the Fund’s returns were in the top 77% of its peer group over the three-year time period and in the top 70% over the five-year time period, and had a risk adjusted rating in the top 77% of its peer group over the three-year time period and in the top 69% over the five-year time period.

●	International Equity outperformed its peer group and Morningstar category over the one-year, ten-year, and since inception time frames and had outperformed its benchmark over the five-year and ten-year time frames and since the inception of the Fund. The Fund had a five-star Morningstar rating, the Fund’s returns were in the top 7% of its peer group over the three-year time period, in the top 58% over the five-year time period, and in the top 9% over the ten-year time period, and had a risk adjusted rating in the top 7% of its peer group over the three-year time period, in the top 31% over the five-year time period, and in the top 5% over the ten-year time period.

●	Shelter outperformed its peer group, Morningstar category, and benchmark over the one-year time frame, outperformed its peer group and Morningstar category over the five-year time frame, and outperformed its peer group since the inception of the Fund. The Fund had a five-star Morningstar rating, the Fund’s returns were in the top 2% of its peer group over the three-year time period and in the top 3% over the five-year time period, and had a risk adjusted rating in the top 1% of its peer group over the three-year time period and in the top 3% over the five-year time period.

After further discussion and based upon the information noted above and the information provided by CLS about each Fund’s performance versus its respective benchmark for the one-year, five-year, and since inception periods, and in some cases, ten-year performance data, the Board concluded that performance for each Fund was reasonable.

AdvisorOne Funds Semi-Annual Report

Supplemental Information (Unaudited) (Continued)

Fees and Expenses. The Board reviewed the advisory fees and expense ratios of the Funds relative to each Fund’s peer group and Morningstar category and noted that each Fund’s gross advisory fee and net expense ratio were generally in line with the average fee of the respective Fund peer group. They discussed the advisory fee of Growth and Income, which was materially higher than the Morningstar category average, noting that the category average is not particularly helpful because there was a significant range due to the variability of the funds within the category. They also noted that the Fund compared better to its Morningstar category when comparing its fee against the median fee. The Board also noted the Fund’s gross expense ratio was lower than the Morningstar category average. In addition to the advisory fees, the Board discussed and noted that CLS receives shareholder servicing fees with respect to the class N shares of the Core Funds pursuant to the Shareholder Servicing Plan which was adopted by the Board, all of which is paid to third party service providers. The Board then reviewed the contractual fee agreements for each Fund, which stated that CLS had agreed to waive or limit its management fees and/or reimburse expenses at least through August 31, 2018 so that the total operating expenses of the Core Funds do not exceed specified limits, and the Board found such arrangements to be beneficial to shareholders. The Board concluded that overall the total expense ratios of each Fund are very competitive, and that the advisory fee waivers continued to benefit each Fund. The Board concluded that the advisory fee paid by each Fund was reasonable.

Profitability. The Board considered the profits realized by CLS in connection with the operation of each Fund, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Board also considered the income and other benefits realized by CLS affiliates from activities and services provided to the Funds. The Board reviewed CLS’s financial statements as of December 31, 2016 and noted there were no adverse material changes in the financial condition of CLS since the approval of the Advisory Agreement at the January 19, 2017 meeting. The Trustees reviewed the profitability analysis provided by CLS, and concluded that to the extent CLS earned a profit from a Fund, the profits appeared reasonable and not excessive.

Economies of Scale. The Board considered whether economies of scale have been attained with respect to the management of the Funds, and whether there is potential for realization of any further economies of scale. After discussion, it was the consensus of the Board that, because of the current size of each Fund, CLS continues to waive a portion of its advisory fee for all Funds in order to maintain the expense cap, and therefore the Board will not request any changes to the management fee structure. After further discussion, representatives of CLS and the Board agreed that economies of scale would be re-evaluated in the future.

Conclusion. Having requested and received such information from CLS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement were reasonable and renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders.

THIS PAGE INTENTIONALLY LEFT BLANK

AdvisorOne Funds Semi-Annual Report

Proxy Voting Policy

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

ABOUT CLS

CLS Investments (CLS) is a third party investment manager, ETF strategist, and long-time trusted partner in the financial industry. CLS’s extensive risk management experience, active asset allocation approach, and customizable strategy offerings have led clients to entrust their portfolios to CLS since 1989.

Through CLS’s partnership structure, your financial advisor maintains a direct relationship with you, while CLS’s portfolio management and analytics teams take on the day-to-day research, trading, and operations required to manage your account. Together, you and your advisor use the tools CLS provides to determine the investing strategy, investment types, and risk tolerance level most appropriate for you. Your advisor provides this information to CLS so we can accordingly make timely active asset allocation decisions within your portfolio. Through this mutually beneficial connection, CLS enhances your advisor’s service to you.

1989
Founded

$8.3B*
Assets Under Management

35K+
CLS clients

12
Portfolio managers & analysts

155+
Years of combined investment management experience

*As of 10/31/2017

888.455.4244	CLSinvest.com	Follow us: @clsinvestments

Item 2. Code of Ethics. Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not required for semi-annual reports.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach, Principal Executive Officer/President

Ryan Beach, Principal Executive Officer/ President

Date 1/5/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach, Principal Executive Officer/President

Ryan Beach, Principal Executive Officer/President

Date 1/5/18

By (Signature and Title)

/s/ Daniel Applegarth

Daniel Applegarth, Principal Financial Officer/Treasurer

Date 1/5/18